UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

GMO ETF TRUST

(exact name of registrant as specified in charter)

GMO ETF Trust

53 State Street, Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 330-7500

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO Ultra-Short Income ETF

Ticker: GMOC; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Ultra-Short Income ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Ultra-Short Income ETF	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$32,528,978
Number of Portfolio Holdings	59
Portfolio Turnover Rate	87%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	96.6
Short-Term Investments	3.2
Other	0.2

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Domestic Resilience ETF

Ticker: DRES; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Domestic Resilience ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Domestic Resilience ETF	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$36,426,148
Number of Portfolio Holdings	39
Portfolio Turnover Rate	1%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	49.5
Transportation	17.8
Materials	15.9
Energy	12.0
Software & Services	2.7
Commercial & Professional Services	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Dynamic Allocation ETF

Ticker: GMOD; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Dynamic Allocation ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Dynamic Allocation ETF	$12Footnote Reference1	0.24%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$45,390,595
Number of Portfolio Holdings	19
Portfolio Turnover Rate	20%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Fixed Income Funds	40.8
International Equity Funds	25.5
U.S. Equity Funds	25.3
Emerging Equity Funds	7.8
Short-Term Investments	0.6

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
Schwab U.S. TIPS ETF	10.3
GMO U.S. Quality ETF	10.3
GMO U.S. Value ETF	10.2
GMO International Value ETF	10.1
Schwab Intermediate-Term U.S. Treasury ETF	7.8
Vanguard Intermediate-Term Treasury ETF	7.8
State Street SPDR Portfolio Intermediate Term Treasury ETF	6.6
iShares 3-7 Year Treasury Bond ETF	5.8
GMO International Quality ETF	5.2
iShares Core MSCI Emerging Markets ETF	5.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Quality ETF

Ticker: QLTI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$297,075,663
Number of Portfolio Holdings	37
Portfolio Turnover Rate	13%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	14.7
Semiconductors & Semiconductor Equipment	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Food, Beverage & Tobacco	10.6
Software & Services	9.9
Materials	8.5
Household & Personal Products	8.0
Consumer Services	7.1
Consumer Discretionary Distribution & Retail	5.3
Commercial & Professional Services	5.2
Health Care Equipment & Services	4.0
Transportation	2.8
Consumer Durables & Apparel	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
France	22.8
United Kingdom	13.9
Spain	9.2
Switzerland	9.1
Germany	7.9
Japan	7.2
Ireland	6.6
Taiwan	5.3
Netherlands	3.9
Australia	3.0
Sweden	2.9
Finland	2.3
Mexico	2.2
Italy	1.9
Canada	1.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Value ETF

Ticker: GMOI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Value ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$691,287,434
Number of Portfolio Holdings	174
Portfolio Turnover Rate	9%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Banks	21.5
Energy	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Insurance	9.3
Automobiles & Components	8.2
Materials	7.1
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	5.1
Food, Beverage & Tobacco	3.6
Transportation	2.3
Real Estate Management & Development	2.1
Technology Hardware & Equipment	1.7
Consumer Staples Distribution & Retail	1.7
Consumer Durables & Apparel	1.2
Other (each less than 1%)	3.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
Japan	21.8
Canada	14.3
United Kingdom	11.6
France	11.1
Germany	9.4
Spain	6.6
Switzerland	6.0
Australia	3.4
Netherlands	2.7
Norway	2.3
Hong Kong	2.2
Italy	2.0
Israel	1.6
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.6
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Power Infrastructure ETF

Ticker: KWH; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Power Infrastructure ETF for the period of July 14, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Power Infrastructure ETF	$8	0.60%Footnote Reference1
Footnote	Description
Footnote*	For the period July 14, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$57,536,066
Number of Portfolio Holdings	75
Portfolio Turnover Rate	5%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	42.8
Utilities	34.1
Energy	12.0
Materials	5.2
Technology Hardware & Equipment	3.3
Semiconductors & Semiconductor Equipment	1.6
Food, Beverage & Tobacco	1.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
United States	52.5
Germany	8.6
France	6.7
United Kingdom	5.2
South Korea	4.6
Italy	3.9
Switzerland	3.1
China	2.7
Spain	2.5
Denmark	2.5
Canada	2.2
Japan	1.5
Finland	1.2
Other (each less than 1%)	2.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Systematic Investment Grade Credit ETF

Ticker: INVG; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$23,631,326
Number of Portfolio Holdings	128
Portfolio Turnover Rate	65%

What does the Fund invest in?

The Fund primarily invested in debt securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Banks	14.4
Energy	11.9
Semiconductors & Semiconductor Equipment	11.2
Health Care Equipment & Services	7.7
Equity Real Estate Investment Trusts (REITs)	7.5
Financial Services	6.7
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Technology Hardware & Equipment	5.4
Capital Goods	5.3
Utilities	4.2
Food, Beverage & Tobacco	3.5
Consumer Durables & Apparel	3.4
Transportation	3.3
Materials	3.2
Consumer Services	3.0
Telecommunication Services	2.4
Insurance	1.0
Other (each less than 1%)	0.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
United States	82.0
Canada	9.6
United Kingdom	7.0
Other (each less than 1%)	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Value ETF

Ticker: GMOV; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,052,929
Number of Portfolio Holdings	163
Portfolio Turnover Rate	19%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.5
Banks	10.1
Energy	9.0
Insurance	7.2
Media & Entertainment	6.6
Financial Services	6.4
Health Care Equipment & Services	6.3
Telecommunication Services	4.7
Consumer Discretionary Distribution & Retail	3.2
Household & Personal Products	2.7
Food, Beverage & Tobacco	2.7
Semiconductors & Semiconductor Equipment	2.3
Consumer Durables & Apparel	2.3
Consumer Staples Distribution & Retail	2.2
Commercial & Professional Services	2.1
Automobiles & Components	2.0
Transportation	1.7
Capital Goods	1.6
Technology Hardware & Equipment	1.6
Materials	1.4
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Quality ETF

Ticker: QLTY; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$5,178,618,870
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11%

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Software & Services	16.3
Semiconductors & Semiconductor Equipment	16.0
Pharmaceuticals, Biotechnology & Life Sciences	12.7
Media & Entertainment	11.2
Health Care Equipment & Services	11.1
Financial Services	7.1
Food, Beverage & Tobacco	5.1
Consumer Discretionary Distribution & Retail	4.9
Technology Hardware & Equipment	4.6
Consumer Services	4.0
Household & Personal Products	2.0
Banks	1.9
Capital Goods	1.8
Transportation	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
August 31, 2026
Domestic Resilience ETF
Dynamic Allocation ETF
International Quality ETF
International Value ETF
Power Infrastructure ETF
Systematic Investment Grade Credit ETF
U.S. Quality ETF
U.S. Value ETF
Ultra-Short Income ETF

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov or at www.gmo.com.
Information regarding how often shares of the Funds are traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found at www.gmo.com.
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for GMO ETF Trust which contains a complete discussion of the risks associated with an investment in these Funds and other important information. GMO ETF Trust prospectus can be obtained at www.gmo.com or by calling 1-844 761-1102 (toll-free). GMO ETF Trust Statement of Additional Information includes additional information about the Trustees of GMO ETF Trust and is available without charge, upon request, by calling 1-844 761-1102 (toll-free).
An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

TABLE OF CONTENTS

GMO Domestic Resilience ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%
	Capital Goods — 49.3%
2,897	Acuity, Inc.	961,196
14,515	AECOM	978,746
8,255	Allegion PLC	1,281,589
2,104	Applied Industrial Technologies, Inc.	681,654
3,441	Carlisle Cos., Inc.	1,192,582
3,205	Ferguson Enterprises, Inc.	719,555
23,637	Fluor Corp. *	1,288,453
750	Hubbell, Inc.	339,750
3,867	Huntington Ingalls Industries, Inc.	1,126,070
10,548	Jacobs Solutions, Inc.	1,572,179
2,756	L3Harris Technologies, Inc.	733,785
1,388	Lockheed Martin Corp.	778,987
1,124	MYR Group, Inc. *	327,556
2,399	Northrop Grumman Corp.	1,294,740
6,265	Regal Rexnord Corp.	992,689
2,158	Rockwell Automation, Inc.	915,920
890	United Rentals, Inc.	923,820
2,137	WESCO International, Inc.	727,435
53,077	WillScot Holdings Corp.	1,098,694
	Total Capital Goods	17,935,400
	Commercial & Professional Services — 2.1%
2,464	Clean Harbors, Inc. *	776,776
	Energy — 11.9%
11,141	ConocoPhillips	1,476,071
6,328	EOG Resources, Inc.	917,307
24,102	EQT Corp.	1,305,846
6,585	Expand Energy Corp.	646,384
	Total Energy	4,345,608
	Materials — 15.9%
20,033	Amrize Ltd. *	875,442
5,266	Eagle Materials, Inc.	1,022,973
2,802	Martin Marietta Materials, Inc.	1,453,397
3,198	Nucor Corp.	798,349
1,651	Steel Dynamics, Inc.	384,056
4,582	Vulcan Materials Co.	1,235,216
	Total Materials	5,769,433
	Software & Services — 2.7%
2,312	Roper Technologies, Inc.	981,768
	Transportation — 17.6%
4,896	CH Robinson Worldwide, Inc.	732,735
17,588	CSX Corp.	888,370
11,801	Knight-Swift Transportation Holdings, Inc.	808,487
3,430	Old Dominion Freight Line, Inc.	685,863
1,185	Saia, Inc. *	420,829
3,705	TFI International, Inc.	497,174
Shares	Description	Value ($)
	Transportation — continued
7,923	Union Pacific Corp.	2,382,208
	Total Transportation	6,415,666
	TOTAL COMMON STOCKS (COST $33,873,464)	36,224,651
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
155,859	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	155,859
	TOTAL SHORT-TERM INVESTMENTS (COST $155,859)	155,859
	TOTAL INVESTMENTS — 99.9% (Cost $34,029,323)	36,380,510
	Other Assets and Liabilities (net) — 0.1%	45,638
	TOTAL NET ASSETS — 100.0%	$36,426,148

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO Dynamic Allocation ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT FUNDS — 99.4%
	United States — 99.4%
44,495	GMO Domestic Resilience ETF (a)	1,351,406
84,036	GMO International Quality ETF (a)	2,332,243
110,734	GMO International Value ETF (a)	4,567,777
35,402	GMO Power Infrastructure ETF (a)	877,453
108,045	GMO U.S. Quality ETF (a)	4,653,498
140,944	GMO U.S. Value ETF (a)	4,603,104
22,677	iShares 3-7 Year Treasury Bond ETF	2,634,387
27,540	iShares Core MSCI Emerging Markets ETF	2,250,844
14,894	iShares Core MSCI International Developed Markets ETF	1,379,631
10,519	iShares MSCI EAFE Small-Cap ETF	913,049
13,158	iShares MSCI Emerging Markets ex China ETF	1,292,642
38,652	iShares MSCI Japan Value ETF	1,843,314
143,890	Schwab Intermediate-Term U.S. Treasury ETF	3,502,283
179,915	Schwab U.S. TIPS ETF	4,661,598
106,311	State Street SPDR Portfolio Intermediate Term Treasury ETF	2,977,771
60,158	Vanguard Intermediate-Term Treasury ETF	3,501,797
21,346	Vanguard Short-Term Treasury ETF	1,239,349
6,096	Vanguard Total International Stock ETF	532,303
	TOTAL INVESTMENT FUNDS (COST $42,669,485)	45,114,449
	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
284,097	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	284,097
	TOTAL SHORT-TERM INVESTMENTS (COST $284,097)	284,097
	TOTAL INVESTMENTS — 100.0% (Cost $42,953,582)	45,398,546
	Other Assets and Liabilities (net) — (0.0%)	(7,951)
	TOTAL NET ASSETS — 100.0%	$45,390,595

Notes to Schedule of Investments:
(a)	Affiliated company (Note 8).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO International Quality ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Capital Goods — 14.5%
231,651	Assa Abloy AB – Class B	8,639,461
76,066	Knorr-Bremse AG	9,330,227
111,568	Kone OYJ – Class B	6,839,853
115,951	Safran SA ADR	11,277,394
103,488	Schneider Electric SE ADR	7,076,509
	Total Capital Goods	43,163,444
	Commercial & Professional Services — 5.2%
624,252	Brambles Ltd.	8,763,368
159,451	Experian PLC Sponsored ADR	6,555,031
	Total Commercial & Professional Services	15,318,399
	Consumer Discretionary Distribution & Retail — 5.3%
232,390	Industria de Diseno Textil SA	15,656,084
	Consumer Durables & Apparel — 2.6%
73,516	LVMH Moet Hennessy Louis Vuitton SE ADR	7,710,358
	Consumer Services — 7.0%
168,888	Amadeus IT Group SA	11,421,120
312,218	Compass Group PLC Sponsored ADR	9,503,916
	Total Consumer Services	20,925,036
	Food, Beverage & Tobacco — 10.5%
823,019	Davide Campari-Milano NV	5,563,788
85,150	Diageo PLC Sponsored ADR	7,821,027
52,852	Fomento Economico Mexicano SAB de CV Sponsored ADR	6,363,909
116,550	Kerry Group PLC – Class A	11,371,802
	Total Food, Beverage & Tobacco	31,120,526
	Health Care Equipment & Services — 4.0%
31,667	BioMerieux	2,760,548
27,510	EssilorLuxottica SA ADR	2,553,891
42,800	Hoya Corp.	6,590,798
	Total Health Care Equipment & Services	11,905,237
	Household & Personal Products — 7.9%
125,826	L'Oreal SA ADR	11,219,905
189,439	Unilever PLC Sponsored ADR	12,285,119
	Total Household & Personal Products	23,505,024
	Materials — 8.5%
277,943	Air Liquide SA ADR	10,923,160
405,100	Nippon Paint Holdings Co. Ltd.	3,064,559
374,106	Shin-Etsu Chemical Co. Ltd. ADR	7,003,265
17,645	Sika AG (Registered)	4,192,147
	Total Materials	25,183,131
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
488,236	Haleon PLC ADR	4,897,007
75,768	Novartis AG Sponsored ADR	11,521,282
205,407	Roche Holding AG Sponsored ADR	11,030,356
16,903	Sartorius Stedim Biotech	3,848,199
	Total Pharmaceuticals, Biotechnology & Life Sciences	31,296,844
	Semiconductors & Semiconductor Equipment — 10.6%
6,690	ASML Holding NV (Registered)	11,346,307
37,807	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	15,702,003
12,800	Tokyo Electron Ltd.	4,522,266
	Total Semiconductors & Semiconductor Equipment	31,570,576
	Software & Services — 9.8%
17,209	Capgemini SE	2,143,831
2,367	Constellation Software, Inc.	5,360,475
290,685	Dassault Systemes SE	7,711,812
63,241	SAP SE Sponsored ADR	13,969,305
	Total Software & Services	29,185,423
	Transportation — 2.8%
147,605	Ryanair Holdings PLC Sponsored ADR	8,172,889
	TOTAL COMMON STOCKS (COST $275,271,513)	294,712,971
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
2,377,996	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	2,377,996
	TOTAL SHORT-TERM INVESTMENTS (COST $2,377,996)	2,377,996
	TOTAL INVESTMENTS — 100.0% (Cost $277,649,509)	297,090,967
	Other Assets and Liabilities (net) — (0.0)%	(15,304)
	TOTAL NET ASSETS — 100.0%	$297,075,663

Notes to Schedule of Investments:
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO International Value ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Australia — 3.3%
130,957	BHP Group Ltd. Sponsored ADR	12,299,481
474,008	Fortescue Ltd.	6,012,231
71,931	QBE Insurance Group Ltd.	1,147,408
10,813	Rio Tinto Ltd.	1,354,532
111,860	Santos Ltd.	652,493
67,651	Woodside Energy Group Ltd. ADR	1,574,915
	Total Australia	23,041,060
	Austria — 1.2%
58,546	OMV AG	4,658,279
47,428	Raiffeisen Bank International AG	3,514,740
	Total Austria	8,173,019
	Belgium — 0.3%
27,248	Ageas SA	2,389,568
	Canada — 14.2%
39,676	Alimentation Couche-Tard, Inc.	2,389,520
27,253	Bank of Montreal	4,645,369
250,698	Bank of Nova Scotia	22,978,979
24,178	BCE, Inc.	570,359
4,755	Canadian Imperial Bank of Commerce	539,788
12,386	Canadian Natural Resources Ltd.	620,167
59,417	Cenovus Energy, Inc.	1,910,256
3,348	Fairfax Financial Holdings Ltd.	5,443,083
5,710	IGM Financial, Inc.	355,508
67,251	Magna International, Inc.	4,409,648
327,658	Manulife Financial Corp.	13,895,976
42,432	Nutrien Ltd.	3,204,889
40,444	Open Text Corp.	1,008,269
84,028	Parex Resources, Inc.	1,729,123
30,754	Power Corp. of Canada	2,037,914
47,895	Rogers Communications, Inc. – Class B	1,766,926
172,799	Sun Life Financial, Inc.	13,543,986
25,717	Suncor Energy, Inc.	1,718,410
128,604	Toronto-Dominion Bank	15,558,305
	Total Canada	98,326,475
	Denmark — 0.8%
622	AP Moller - Maersk AS – Class A	2,012,298
928	AP Moller - Maersk AS – Class B	3,106,095
69,120	H Lundbeck AS	453,249
	Total Denmark	5,571,642
	Finland — 0.3%
53,254	Valmet OYJ	1,774,063
	France — 11.0%
81,502	AXA SA	4,080,217
187,697	BNP Paribas SA	22,408,029
22,076	Capgemini SE	2,750,144
Shares	Description	Value ($)
	France — continued
434,143	Sanofi SA ADR	19,258,583
13,201	Teleperformance SE	1,068,753
273,850	TotalEnergies SE	24,183,693
149,325	Valeo SE	2,495,922
	Total France	76,245,341
	Germany — 8.6%
14,406	Allianz SE (Registered)	7,543,363
20,544	Bayerische Motoren Werke AG	1,479,021
33,931	Daimler Truck Holding AG	1,844,113
432,160	Deutsche Bank AG (Registered)	17,398,461
51,944	Deutsche Post AG	3,387,236
413,584	Deutsche Telekom AG Sponsored ADR	13,673,087
12,670	DWS Group GmbH & Co. KGaA	1,114,800
18,080	Fresenius Medical Care AG	828,482
18,452	Henkel AG & Co. KGaA	1,512,092
127,647	Mercedes-Benz Group AG	7,001,229
7,719	Merck KGaA	1,246,274
2,675	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,611,987
11,983	Traton SE	534,762
	Total Germany	59,174,907
	Hong Kong — 2.1%
389,500	CK Asset Holdings Ltd.	2,251,000
620,000	CK Hutchison Holdings Ltd.	5,576,357
110,500	Kerry Properties Ltd.	260,093
334,000	Sun Hung Kai Properties Ltd.	4,951,336
1,950,000	WH Group Ltd.	1,844,657
	Total Hong Kong	14,883,443
	Ireland — 0.3%
188,702	AIB Group PLC	2,403,382
	Israel — 1.6%
140,244	Bank Hapoalim BM	3,623,421
76,497	Bank Leumi Le-Israel BM	1,952,369
4,694	First International Bank of Israel Ltd.	369,246
104,281	ICL Group Ltd.	596,051
128,007	Israel Discount Bank Ltd. – Class A	1,464,185
25,384	Mizrahi Tefahot Bank Ltd.	1,968,779
39,582	ZIM Integrated Shipping Services Ltd.	1,084,547
	Total Israel	11,058,598
	Italy — 2.0%
199,045	Banco BPM SpA	3,717,706
14,179	Buzzi SpA	676,242
127,352	Hera SpA	563,893
112,299	Intesa Sanpaolo SpA	885,563
215,644	MFE-MediaForEurope NV – Class A	645,239
161,431	Pirelli & C SpA	1,247,880
75,929	Telecom Italia SpA *	691,098
See accompanying notes to the financial statements.

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
155,872	Unipol Assicurazioni SpA	5,109,317
	Total Italy	13,536,938
	Japan — 21.6%
370,900	Asahi Group Holdings Ltd.	3,891,258
100,800	Astellas Pharma, Inc.	1,496,383
79,400	Bridgestone Corp.	2,060,175
61,200	Brother Industries Ltd.	1,879,482
155,900	Canon, Inc.	4,562,332
7,400	Credit Saison Co. Ltd.	216,372
105,700	Daito Trust Construction Co. Ltd.	2,203,324
154,200	Daiwa House Industry Co. Ltd.	4,517,408
542,300	Denso Corp.	6,568,704
10,300	Electric Power Development Co. Ltd. – Class C	263,964
110,500	ENEOS Holdings, Inc.	926,194
45,700	FUJIFILM Holdings Corp.	969,784
45,400	Hitachi Construction Machinery Co. Ltd.	1,629,853
476,673	Honda Motor Co. Ltd. Sponsored ADR	15,234,469
339,700	Inpex Corp.	8,414,353
62,400	Isuzu Motors Ltd.	893,326
174,300	ITOCHU Corp.	2,299,996
335,900	Japan Post Holdings Co. Ltd.	5,228,265
175,100	Kirin Holdings Co. Ltd.	3,347,452
163,100	Kobe Steel Ltd.	2,062,360
172,800	Komatsu Ltd.	8,045,611
221,053	Kubota Corp.	4,057,827
55,700	Mazda Motor Corp.	429,561
270,300	Mitsui & Co. Ltd.	8,475,322
60,400	MS&AD Insurance Group Holdings, Inc.	1,930,910
125,000	Nippon Yusen KK	5,508,607
19,900	Nitto Denko Corp.	437,489
16,067,200	NTT, Inc.	17,349,559
130,500	Ono Pharmaceutical Co. Ltd.	2,001,817
18,000	Otsuka Holdings Co. Ltd.	1,380,282
237,100	Persol Holdings Co. Ltd.	447,039
133,200	Ricoh Co. Ltd.	1,415,380
23,000	Rohto Pharmaceutical Co. Ltd.	439,844
70,500	Seiko Epson Corp.	1,425,005
136,400	Sekisui Chemical Co. Ltd.	2,266,930
128,900	Sekisui House Ltd.	2,780,528
123,000	Shionogi & Co. Ltd.	2,240,948
137,595	Sony Group Corp. Sponsored ADR	3,379,333
39,400	Subaru Corp.	658,023
62,600	Sumitomo Corp.	702,021
203,500	Sumitomo Forestry Co. Ltd.	1,713,986
57,600	Suntory Beverage & Food Ltd.	1,626,862
187,500	Suzuki Motor Corp.	2,613,850
25,200	Tosoh Corp.	420,789
40,900	Toyo Tire Corp.	964,446
42,269	Toyota Motor Corp. Sponsored ADR	8,307,549
	Total Japan	149,684,972
Shares	Description	Value ($)
	Netherlands — 2.7%
64,365	ABN AMRO Bank NV	3,118,370
286,658	ING Groep NV Sponsored ADR	10,124,761
97,705	Koninklijke Ahold Delhaize NV	3,478,444
93,101	Signify NV	1,664,296
	Total Netherlands	18,385,871
	Norway — 2.3%
340,025	Equinor ASA Sponsored ADR	14,553,070
41,920	Orkla ASA	428,229
47,350	Wallenius Wilhelmsen ASA	823,985
	Total Norway	15,805,284
	Singapore — 0.8%
46,125	Hafnia Ltd.	389,486
74,000	Oversea-Chinese Banking Corp. Ltd.	1,835,009
88,100	United Overseas Bank Ltd.	2,880,526
138,400	Wilmar International Ltd.	418,107
	Total Singapore	5,523,128
	Spain — 6.5%
787,630	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	22,809,765
436,731	Banco de Sabadell SA	1,842,965
828,024	Banco Santander SA	12,180,119
20,423	Puig Brands SA – Class B	437,440
246,698	Repsol SA	7,808,540
	Total Spain	45,078,829
	Sweden — 1.2%
30,757	Essity AB – Class B	901,421
136,941	Husqvarna AB – Class B	544,753
126,375	Investor AB – B Shares	5,450,764
127,316	Telefonaktiebolaget LM Ericsson Sponsored ADR	1,284,618
	Total Sweden	8,181,556
	Switzerland — 6.0%
157,305	Adecco Group AG (Registered)	4,682,079
101,721	Nestle SA Sponsored ADR	9,892,367
66,369	Novartis AG Sponsored ADR	10,092,070
27,888	Roche Holding AG	12,171,567
3,711	Roche Holding AG – Class BR	1,654,536
23,403	Sandoz Group AG ADR	1,968,426
16,436	UBS Group AG (Registered)	900,336
	Total Switzerland	41,361,381
	United Kingdom — 11.6%
203,634	3i Group PLC	7,803,137
327,280	Aberdeen Group PLC	1,118,418
108,293	Associated British Foods PLC	3,011,045
249,681	B&M European Value Retail PLC	803,843
7,711	Berkeley Group Holdings PLC *	373,008
See accompanying notes to the financial statements.

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
76,665	Big Yellow Group PLC – (REIT)	911,557
2,188,176	BT Group PLC	6,087,104
47,145	DCC Energy PLC	4,069,252
56,550	Drax Group PLC	593,846
314,596	GSK PLC Sponsored ADR	15,808,449
47,218	Hikma Pharmaceuticals PLC	1,033,924
38,209	HSBC Holdings PLC Sponsored ADR	3,940,876
18,482	ICG PLC	506,372
46,557	Inchcape PLC	535,905
180,050	Investec PLC	1,617,507
1,104,198	ITV PLC	1,062,294
1,438,172	JD Sports Fashion PLC	1,689,544
388,302	Kingfisher PLC	1,660,002
6,900	Lion Finance Group PLC	1,254,704
245,619	Man Group PLC	1,028,395
5,047	Morgan Sindall Group PLC	300,902
86,404	NatWest Group PLC Sponsored ADR	1,572,553
212,675	Rio Tinto PLC Sponsored ADR	21,799,187
76,949	RS Group PLC	788,772
105,823	TP ICAP Group PLC	494,409
	Total United Kingdom	79,865,005
	TOTAL COMMON STOCKS (COST $610,585,709)	680,464,462

	PREFERRED STOCKS (a) — 0.8%
	Germany — 0.8%
36,451	Henkel AG & Co. KGaA	3,219,506
24,261	Volkswagen AG	2,189,050
	Total Germany	5,408,556
	TOTAL PREFERRED STOCKS (COST $5,508,993)	5,408,556

	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
3,820,438	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	3,820,438
	TOTAL SHORT-TERM INVESTMENTS (COST $3,820,438)	3,820,438
	TOTAL INVESTMENTS — 99.8% (Cost $619,915,140)	689,693,456
	Other Assets and Liabilities (net) — 0.2%	1,593,978
	TOTAL NET ASSETS — 100.0%	$691,287,434

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO Power Infrastructure ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Capital Goods — 42.6%
12,933	ABB Ltd. (Registered)	1,263,941
6,930	Ameresco, Inc. – Class A *	153,292
69,700	Array Technologies, Inc. *	308,074
9,810	Cadeler AS ADR *	244,661
11,194	Carrier Global Corp.	651,715
17,400	Contemporary Amperex Technology Co. Ltd. – Class H	1,330,786
5,903	CS Wind Corp.	210,914
2,727	Doosan Enerbility Co. Ltd. *	164,385
4,917	Eaton Corp. PLC	1,976,044
406	GE Vernova, Inc.	364,803
174,400	Goldwind Science & Technology Co. Ltd. – Class H	212,036
776	HD Hyundai Electric Co. Ltd.	442,829
1,848	Hubbell, Inc.	837,144
6,032	Johnson Controls International PLC	833,864
3,034	LG Energy Solution Ltd. *	837,975
638	MasTec, Inc. *	152,980
34,800	Mitsubishi Heavy Industries Ltd.	847,181
1,044	MYR Group, Inc. *	304,242
5,454	Nexans SA	883,745
9,096	Nextpower, Inc. – Class A *	746,145
5,407	nVent Electric PLC	815,105
2,842	Primoris Services Corp.	204,937
5,509	Prysmian SpA	769,157
638	Quanta Services, Inc.	387,323
7,598	Rolls-Royce Holdings PLC Sponsored ADR	154,315
8,645	Schneider Electric SE	2,958,254
8,120	Siemens AG (Registered)	2,693,717
2,668	Siemens Energy AG	440,618
35,489	Sunrun, Inc. *	304,141
3,480	Trane Technologies PLC	1,546,512
43,384	Vestas Wind Systems AS	1,441,313
	Total Capital Goods	24,482,148
	Energy — 11.9%
15,080	Archrock, Inc.	475,322
3,306	Cheniere Energy, Inc.	964,327
20,706	EQT Corp.	1,121,851
11,600	Expand Energy Corp.	1,138,656
22,272	Kinder Morgan, Inc.	718,049
18,560	Neste OYJ	687,281
59,450	NexGen Energy Ltd. *	621,974
41,586	Paladin Energy Ltd. *	345,984
2,668	Targa Resources Corp.	783,458
	Total Energy	6,856,902
	Food, Beverage & Tobacco — 1.0%
8,990	Darling Ingredients, Inc. *	595,767
Shares	Description	Value ($)
	Materials — 4.3%
3,581	Albemarle Corp.	483,327
2,263	Alcoa Corp.	113,037
23,606	Anglo American PLC Sponsored ADR	665,689
9,396	Freeport-McMoRan, Inc.	711,653
2,136	Sika AG (Registered)	507,477
	Total Materials	2,481,183
	Semiconductors & Semiconductor Equipment — 1.6%
3,770	First Solar, Inc. *	761,163
5,278	SolarEdge Technologies, Inc. *	169,952
	Total Semiconductors & Semiconductor Equipment	931,115
	Technology Hardware & Equipment — 3.2%
9,101	Itron, Inc. *	882,888
2,325	Samsung SDI Co. Ltd. *	980,217
	Total Technology Hardware & Equipment	1,863,105
	Utilities — 33.9%
21,576	AES Corp.	318,030
7,076	Alliant Energy Corp.	481,027
7,656	American Electric Power Co., Inc.	937,324
9,512	Consolidated Edison, Inc.	1,017,974
9,454	Duke Energy Corp.	1,133,629
53,360	E.ON SE	1,103,249
87,638	EDP SA	476,201
132,530	Enel SpA	1,450,270
7,540	Entergy Corp.	801,577
6,264	Evergy, Inc.	507,509
24,186	Exelon Corp.	1,057,412
12,992	FirstEnergy Corp.	595,813
11,194	Fortis, Inc.	618,600
61,944	Iberdrola SA	1,444,777
17,748	National Grid PLC Sponsored ADR	1,404,932
17,574	NextEra Energy, Inc.	1,447,043
4,466	NRG Energy, Inc.	491,796
17,516	PPL Corp.	597,821
10,150	RWE AG	691,350
7,980	Southern Co.	702,240
23,490	SSE PLC Sponsored ADR	773,996
4,582	Vistra Corp.	629,429
10,672	Xcel Energy, Inc.	807,764
	Total Utilities	19,489,763
	TOTAL COMMON STOCKS (COST $56,633,299)	56,699,983

See accompanying notes to the financial statements.

GMO Power Infrastructure ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Shares	Description	Value ($)
	PREFERRED STOCKS (a) — 0.9%
	Materials — 0.9%
6,420	Sociedad Quimica y Minera de Chile SA Sponsored ADR	507,244
	TOTAL PREFERRED STOCKS (COST $429,805)	507,244

	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
258,340	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	258,340
	TOTAL SHORT-TERM INVESTMENTS (COST $258,340)	258,340
	TOTAL INVESTMENTS — 99.9% (Cost $57,321,444)	57,465,567
	Other Assets and Liabilities (net) — 0.1%	70,499
	TOTAL NET ASSETS — 100.0%	$57,536,066

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 98.1%
	Canada — 9.4%
	Corporate Debt — 9.4%
195,000	Bank of Montreal, Variable Rate, 1 day USD SOFR + 1.21%, 5.30%, due 06/02/37	190,522
60,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	60,129
168,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	168,041
235,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	232,027
192,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR Index + 1.17%, 4.58%, due 09/08/31	188,065
225,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	203,311
200,000	Royal Bank of Canada, Variable Rate, 1 day USD SOFR Index + 1.08%, 4.65%, due 10/18/30	197,882
105,000	Royal Bank of Canada, Variable Rate, 1 day USD SOFR + 1.03%, 5.15%, due 02/04/31	105,315
235,000	South Bow USA Infrastructure Holdings LLC, 5.58%, due 10/01/34	230,281
236,000	South Bow USA Infrastructure Holdings LLC, 6.18%, due 10/01/54	218,928
231,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	232,517
206,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	186,727
	Total Canada	2,213,745
	Japan — 0.8%
	Corporate Debt — 0.8%
205,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, due 07/16/29	194,843
	Spain — 0.6%
	Corporate Debt — 0.6%
150,000	Telefonica Emisiones SA, 5.52%, due 03/01/49	132,375
	United Kingdom — 6.9%
	Corporate Debt — 6.9%
166,000	BAT Capital Corp., 7.08%, due 08/02/43	178,738
277,000	BAT Capital Corp., 4.54%, due 08/15/47	219,297
215,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.56%, 5.45%, due 03/03/36	211,433
200,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.88%, 5.79%, due 05/13/36	200,993
230,000	Marex U.K. Holdings Ltd., 6.40%, due 11/04/29	234,027
240,000	Marex U.K. Holdings Ltd., 5.68%, due 04/21/31	237,500
198,000	nVent Finance SARL, 5.65%, due 05/15/33	200,248
Par Value†	Description	Value ($)
	United Kingdom — continued
	Corporate Debt — continued
165,000	Vodafone Group PLC, 5.88%, due 06/28/64	149,303
	Total United Kingdom	1,631,539
	United States — 80.4%
	Corporate Debt — 80.4%
240,000	Advanced Micro Devices, Inc., 5.00%, due 08/17/31	238,138
240,000	Advanced Micro Devices, Inc., 5.25%, due 08/17/33	237,334
96,000	AEP Texas, Inc., 5.70%, due 05/15/34	96,934
240,000	Airbnb, Inc., 5.25%, due 03/16/36	234,775
312,000	Altria Group, Inc., 3.40%, due 02/04/41	230,240
269,000	Altria Group, Inc., 3.88%, due 09/16/46	191,840
235,000	American Assets Trust LP, 6.15%, due 10/01/34	233,459
235,000	Analog Devices, Inc., 4.25%, due 06/15/28	233,664
135,000	Analog Devices, Inc., 4.50%, due 06/15/30	133,429
230,000	Applied Materials, Inc., 1.75%, due 06/01/30	205,240
210,000	Applied Materials, Inc., 4.00%, due 01/15/31	202,522
56,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR Index + 2.07%, 5.83%, due 10/25/33	57,756
166,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	176,774
280,000	Baxter International, Inc., 1.73%, due 04/01/31	237,737
275,000	Baxter International, Inc., 2.54%, due 02/01/32	236,296
230,000	BGC Group, Inc., 6.15%, due 04/02/30	232,330
198,000	Biogen, Inc., 6.45%, due 05/15/55	203,336
85,000	Bio-Rad Laboratories, Inc., 3.70%, due 03/15/32	78,463
13,000	BorgWarner, Inc., 4.95%, due 08/15/29	12,944
225,000	Boston Properties LP, 6.50%, due 01/15/34	234,392
75,000	Carrier Global Corp., 5.90%, due 03/15/34	77,372
224,000	Centene Corp., 2.45%, due 07/15/28	213,396
224,000	Centene Corp., 3.38%, due 02/15/30	208,005
125,000	CenterPoint Energy Houston Electric LLC, 5.05%, due 03/01/35	121,897
200,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	197,760
65,000	Cisco Systems, Inc., 5.50%, due 02/24/55	60,460
205,000	Cisco Systems, Inc., 5.35%, due 02/26/64	181,517
47,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	46,580
199,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 1.91%, 5.72%, due 07/23/32	201,448
168,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 2.33%, 6.65%, due 04/25/35	176,774
See accompanying notes to the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
230,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	235,186
170,000	CSX Corp., 4.30%, due 03/01/48	135,288
275,000	CSX Corp., 4.75%, due 11/15/48	232,887
198,000	Cummins, Inc., 5.30%, due 05/09/35	197,127
140,000	Dell International LLC/EMC Corp., 8.10%, due 07/15/36	162,496
180,000	Dell International LLC/EMC Corp., 8.35%, due 07/15/46	217,839
230,000	Diamondback Energy, Inc., 6.25%, due 03/15/53	231,991
195,000	Edison International, 6.95%, due 11/15/29	201,366
195,000	Edison International, 6.25%, due 03/15/30	196,816
200,000	Equitable Holdings, Inc., 5.00%, due 04/20/48	167,401
215,000	Flex Ltd., 5.38%, due 11/13/35	203,304
175,000	FNB Corp., Variable Rate, 1 day USD SOFR Index + 1.93%, 5.72%, due 12/11/30	175,450
120,000	Fortive Corp., 4.75%, due 05/15/31	117,419
197,000	Hasbro, Inc., 3.90%, due 11/19/29	190,470
182,000	Hasbro, Inc., 6.05%, due 05/14/34	187,283
100,000	Healthcare Realty Holdings LP, 2.00%, due 03/15/31	86,866
230,000	Host Hotels & Resorts LP, 5.70%, due 06/15/32	232,101
175,000	Host Hotels & Resorts LP, 5.50%, due 04/15/35	171,300
214,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	205,486
265,000	Humana, Inc., 5.50%, due 03/15/53	229,549
225,000	Humana, Inc., 5.75%, due 04/15/54	201,365
200,000	Illumina, Inc., 5.75%, due 12/13/27	202,288
356,000	Intel Corp., 3.10%, due 02/15/60	190,820
212,000	Intel Corp., 5.90%, due 02/10/63	189,684
119,000	Interstate Power & Light Co., 5.60%, due 06/29/35	119,604
200,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	199,016
185,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	187,844
200,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	196,902
20,000	KLA Corp., 4.70%, due 02/01/34	19,305
215,000	LYB International Finance III LLC, 5.63%, due 05/15/33	214,845
215,000	LYB International Finance III LLC, 5.88%, due 01/15/36	213,315
125,000	M&T Bank Corp., Variable Rate, 1 day USD SOFR + 1.61%, 5.39%, due 01/16/36	121,674
240,000	Marriott International, Inc., 5.50%, due 04/15/37	235,455
250,000	Marriott International, Inc., 5.10%, due 05/01/38	234,335
230,000	Marvell Technology, Inc., 5.75%, due 02/15/29	234,317
Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
230,000	Marvell Technology, Inc., 5.95%, due 09/15/33	236,091
172,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.58%, 5.83%, due 04/19/35	174,773
181,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.56%, 5.32%, due 07/19/35	178,236
56,000	MPLX LP, 4.70%, due 04/15/48	45,166
56,000	MPLX LP, 5.50%, due 02/15/49	49,805
257,000	Mylan, Inc., 5.20%, due 04/15/48	207,635
230,000	NetApp, Inc., 5.50%, due 03/17/32	231,106
230,000	Nordson Corp., 5.80%, due 09/15/33	234,708
185,000	Occidental Petroleum Corp., 8.88%, due 07/15/30	206,074
210,000	Occidental Petroleum Corp., 6.20%, due 03/15/40	213,268
200,000	Ovintiv, Inc., 6.25%, due 07/15/33	209,018
205,000	Patterson-UTI Energy, Inc., 6.05%, due 05/15/36	203,609
230,000	Pinnacle Financial Partners, Inc., Variable Rate, 1 day USD SOFR + 2.35%, 6.17%, due 11/01/30	233,504
65,000	Pioneer Natural Resources Co., 1.90%, due 08/15/30	58,042
180,000	Royalty Pharma PLC, 5.40%, due 09/02/34	178,323
240,000	Royalty Pharma PLC, 5.20%, due 09/25/35	233,228
198,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	204,441
187,000	Simon Property Group LP, 5.85%, due 03/08/53	181,580
186,000	Simon Property Group LP, 6.65%, due 01/15/54	199,356
105,000	State Street Corp., Variable Rate, 1 day USD SOFR + 1.73%, 4.16%, due 08/04/33	99,365
200,000	Steel Dynamics, Inc., 5.38%, due 08/15/34	198,762
105,000	Steel Dynamics, Inc., 5.25%, due 05/15/35	103,121
202,000	Sun Communities Operating LP, 4.20%, due 04/15/32	190,052
239,000	System Energy Resources, Inc., 5.30%, due 12/15/34	233,416
56,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	56,146
210,000	Tapestry, Inc., 5.10%, due 03/11/30	209,833
215,000	Tapestry, Inc., 5.50%, due 03/11/35	211,387
205,000	Targa Resources Corp., 6.25%, due 07/01/52	201,496
200,000	Targa Resources Corp., 6.50%, due 02/15/53	202,585
265,000	Texas Instruments, Inc., 1.75%, due 05/04/30	237,361
235,000	Texas Instruments, Inc., 5.10%, due 05/23/35	230,867
245,000	UnitedHealth Group, Inc., 6.05%, due 02/15/63	237,292
250,000	UnitedHealth Group, Inc., 5.50%, due 04/15/64	221,906
See accompanying notes to the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Par Value† / Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
251,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	206,316
220,000	Valero Energy Corp., 2.15%, due 09/15/27	214,865
65,000	Valero Energy Corp., 5.15%, due 03/10/36	62,837
201,000	Ventas Realty LP, 5.63%, due 07/01/34	202,383
75,000	Verizon Communications, Inc., 5.75%, due 11/30/45	70,009
220,000	Verizon Communications, Inc., 6.00%, due 11/30/65	202,307
247,000	Western Midstream Operating LP, 5.30%, due 03/01/48	210,318
	Total United States	19,011,793
	TOTAL DEBT OBLIGATIONS (COST $23,720,632)	23,184,295

	SHORT-TERM INVESTMENTS — 2.4%
	Money Market Funds — 2.4%
571,782	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	571,782
	TOTAL SHORT-TERM INVESTMENTS (COST $571,782)	571,782
	TOTAL INVESTMENTS — 100.5% (Cost $24,292,414)	23,756,077
	Other Assets and Liabilities (net) — (0.5)%	(124,751)
	TOTAL NET ASSETS — 100.0%	$23,631,326

Notes to Schedule of Investments:
†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%
	Banks — 1.8%
1,550,481	U.S. Bancorp	95,478,620
	Capital Goods — 1.8%
275,790	General Electric Co.	92,585,461
	Consumer Discretionary Distribution & Retail — 4.8%
720,284	Amazon.com, Inc. *	187,108,175
469,222	TJX Cos., Inc.	62,833,518
	Total Consumer Discretionary Distribution & Retail	249,941,693
	Consumer Services — 4.0%
2,103,981	Aramark	118,475,170
278,886	Hilton Worldwide Holdings, Inc.	88,206,064
	Total Consumer Services	206,681,234
	Financial Services — 7.1%
142,058	Jack Henry & Associates, Inc.	23,852,959
221,550	Mastercard, Inc. – Class A	130,561,630
45,979	Moody's Corp.	23,202,843
359,593	Tradeweb Markets, Inc. – Class A	38,728,166
395,343	Visa, Inc. – Class A	149,981,274
	Total Financial Services	366,326,872
	Food, Beverage & Tobacco — 5.1%
1,543,254	Brown-Forman Corp. – Class B	41,004,259
1,115,217	Coca-Cola Co.	98,886,291
552,221	Constellation Brands, Inc. – Class A	72,131,107
272,614	Philip Morris International, Inc.	51,060,602
	Total Food, Beverage & Tobacco	263,082,259
	Health Care Equipment & Services — 11.1%
1,204,146	Abbott Laboratories	132,889,553
284,800	Cigna Group	78,627,584
191,226	Elevance Health, Inc.	75,063,854
145,745	Intuitive Surgical, Inc. *	54,925,461
217,358	Quest Diagnostics, Inc.	52,231,127
149,046	Stryker Corp.	48,261,095
336,025	UnitedHealth Group, Inc.	130,851,495
	Total Health Care Equipment & Services	572,850,169
	Household & Personal Products — 2.0%
717,545	Procter & Gamble Co.	104,130,130
	Media & Entertainment — 11.2%
741,177	Alphabet, Inc. – Class A	251,518,415
340,306	Meta Platforms, Inc. – Class A	194,770,736
1,645,635	Netflix, Inc. *	133,378,717
	Total Media & Entertainment	579,667,868
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 12.7%
113,248	Eli Lilly & Co.	130,997,359
854,107	Johnson & Johnson	227,064,346
565,623	Merck & Co., Inc.	83,576,455
346,613	Thermo Fisher Scientific, Inc.	213,894,882
	Total Pharmaceuticals, Biotechnology & Life Sciences	655,533,042
	Semiconductors & Semiconductor Equipment — 16.0%
521,853	Broadcom, Inc.	193,263,040
711,588	KLA Corp.	124,848,114
659,479	Lam Research Corp.	198,826,324
608,138	NVIDIA Corp.	134,264,708
673,590	Texas Instruments, Inc.	175,746,367
	Total Semiconductors & Semiconductor Equipment	826,948,553
	Software & Services — 16.2%
611,065	Accenture PLC – Class A	115,955,694
795,598	Microsoft Corp.	403,598,909
230,193	PTC, Inc. *	35,850,258
95,078	Roper Technologies, Inc.	40,373,922
687,736	Salesforce, Inc.	177,119,530
155,968	Synopsys, Inc. *	68,561,973
	Total Software & Services	841,460,286
	Technology Hardware & Equipment — 4.5%
742,971	Apple, Inc.	235,410,361
	Transportation — 1.3%
867,818	Uber Technologies, Inc. *	65,650,432
	TOTAL COMMON STOCKS (COST $4,426,912,417)	5,155,746,980
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
21,955,042	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	21,955,042
	TOTAL SHORT-TERM INVESTMENTS (COST $21,955,042)	21,955,042
	TOTAL INVESTMENTS — 100.0% (Cost $4,448,867,459)	5,177,702,022
	Other Assets and Liabilities (net) — 0.0%	916,848
	TOTAL NET ASSETS — 100.0%	$5,178,618,870

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
See accompanying notes to the financial statements.

GMO U.S. Quality ETF
Schedule of Investments — (Continued)
August 31, 2026 (Unaudited)
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO U.S. Value ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Automobiles & Components — 2.0%
3,214	Autoliv, Inc.	389,569
1,374	BorgWarner, Inc.	88,156
47,300	Ford Motor Co.	659,362
5,077	General Motors Co.	438,246
4,215	Lear Corp.	526,833
	Total Automobiles & Components	2,102,166
	Banks — 10.1%
37,127	Bank of America Corp.	2,299,646
8,754	Citigroup, Inc.	1,152,201
1,670	Citizens Financial Group, Inc.	115,013
1,948	Fifth Third Bancorp	104,744
14,868	Huntington Bancshares, Inc.	248,073
7,469	JPMorgan Chase & Co.	2,659,113
2,410	M&T Bank Corp.	563,795
3,880	PNC Financial Services Group, Inc.	929,764
11,377	Truist Financial Corp.	564,072
20,482	U.S. Bancorp	1,261,282
10,099	Wells Fargo & Co.	872,453
	Total Banks	10,770,156
	Capital Goods — 1.6%
1,610	A.O. Smith Corp.	95,200
1,975	AGCO Corp.	233,662
5,767	Fortune Brands Innovations, Inc.	255,651
1,670	Northrop Grumman Corp.	901,299
1,682	Oshkosh Corp.	259,213
	Total Capital Goods	1,745,025
	Commercial & Professional Services — 2.0%
12,550	Booz Allen Hamilton Holding Corp.	949,408
3,043	Genpact Ltd.	115,573
1,407	Leidos Holdings, Inc.	197,275
1,743	ManpowerGroup, Inc.	109,722
2,678	Paycom Software, Inc.	640,310
3,808	Robert Half, Inc.	172,655
	Total Commercial & Professional Services	2,184,943
	Consumer Discretionary Distribution & Retail — 3.2%
2,223	Abercrombie & Fitch Co. – Class A *	318,067
5,820	Academy Sports & Outdoors, Inc.	250,027
837	AutoNation, Inc. *	168,446
8,013	Bath & Body Works, Inc.	154,250
2,303	Best Buy Co., Inc.	184,586
3,698	eBay, Inc.	382,965
15,945	Gap, Inc.	355,733
503	Group 1 Automotive, Inc.	135,579
5,778	Kohl's Corp.	102,964
8,471	LKQ Corp.	212,622
1,134	Lowe's Cos., Inc.	232,130
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
31,172	Macy's, Inc.	684,537
2,926	Signet Jewelers Ltd.	240,751
	Total Consumer Discretionary Distribution & Retail	3,422,657
	Consumer Durables & Apparel — 2.2%
4,581	Dr. Horton, Inc.	662,229
6,393	KB Home	340,747
1,437	Lennar Corp. – Class A	120,866
396	M/I Homes, Inc. *	58,929
14,260	Mattel, Inc. *	213,187
3,539	Meritage Homes Corp.	245,713
3,580	NIKE, Inc. – Class B	139,835
2,193	PulteGroup, Inc.	277,020
2,058	PVH Corp.	152,621
483	Toll Brothers, Inc.	69,286
2,971	YETI Holdings, Inc. *	121,960
	Total Consumer Durables & Apparel	2,402,393
	Consumer Services — 1.0%
626	Covista, Inc. *	82,839
15,516	H&R Block, Inc.	801,401
4,251	Perdoceo Education Corp.	141,303
	Total Consumer Services	1,025,543
	Consumer Staples Distribution & Retail — 2.2%
15,957	Albertsons Cos., Inc. – Class A	197,069
1,178	Dollar General Corp.	149,311
8,728	Kroger Co.	502,209
753	Sysco Corp.	61,053
8,954	Target Corp.	1,440,520
	Total Consumer Staples Distribution & Retail	2,350,162
	Energy — 9.0%
12,187	APA Corp.	525,869
4,730	Chevron Corp.	975,042
7,853	ConocoPhillips	1,040,444
17,780	Devon Energy Corp.	862,508
9,361	EOG Resources, Inc.	1,356,971
23,430	ExxonMobil Holdings Corp.	3,771,059
5,517	Halliburton Co.	203,301
4,442	Kinder Morgan, Inc.	143,210
827	Marathon Petroleum Corp.	308,736
2,252	Occidental Petroleum Corp.	135,525
1,149	Phillips 66	283,320
	Total Energy	9,605,985
	Equity Real Estate Investment Trusts (REITs) — 0.6%
24,290	VICI Properties, Inc. – (REIT)	623,039
See accompanying notes to the financial statements.

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Financial Services — 6.3%
2,097	American Express Co.	692,367
1,031	Ameriprise Financial, Inc.	570,256
298	Berkshire Hathaway, Inc. – Class B *	150,201
5,657	Blue Owl Capital Corp.	65,225
1,491	Bread Financial Holdings, Inc.	155,765
7,101	Capital One Financial Corp.	1,523,236
694	Enova International, Inc. *	157,344
1,400	Federated Hermes, Inc.	89,110
1,437	Franklin Templeton, Inc.	49,074
12,073	MGIC Investment Corp.	370,037
15,462	PayPal Holdings, Inc.	814,306
11,607	Radian Group, Inc.	416,227
7,952	SLM Corp.	206,513
3,803	State Street Corp.	727,818
3,511	Synchrony Financial	270,628
2,520	T. Rowe Price Group, Inc.	280,426
32,646	Western Union Co.	233,745
	Total Financial Services	6,772,278
	Food, Beverage & Tobacco — 2.6%
5,994	Archer-Daniels-Midland Co.	487,252
5,076	Brown-Forman Corp. – Class B	134,869
9,027	General Mills, Inc.	371,912
1,426	Ingredion, Inc.	147,534
2,888	Keurig Dr. Pepper, Inc.	92,012
6,013	Mondelez International, Inc. – Class A	373,227
8,725	PepsiCo, Inc.	1,224,467
	Total Food, Beverage & Tobacco	2,831,273
	Health Care Equipment & Services — 6.3%
1,254	Becton Dickinson & Co.	235,890
6,481	Cigna Group	1,789,275
9,535	CVS Health Corp.	895,432
3,313	Elevance Health, Inc.	1,300,485
2,116	GE HealthCare Technologies, Inc.	150,723
1,452	Humana, Inc.	556,450
13,062	Medtronic PLC	1,184,070
1,152	UnitedHealth Group, Inc.	448,600
885	Universal Health Services, Inc. – Class B	150,742
	Total Health Care Equipment & Services	6,711,667
	Household & Personal Products — 2.7%
1,925	Colgate-Palmolive Co.	172,904
23,793	Kenvue, Inc.	449,212
4,675	Kimberly-Clark Corp.	504,666
11,858	Procter & Gamble Co.	1,720,833
	Total Household & Personal Products	2,847,615
	Insurance — 7.1%
2,352	Aflac, Inc.	272,479
5,440	Allstate Corp.	1,402,432
7,631	American International Group, Inc.	582,703
3,188	Arch Capital Group Ltd. *	312,647
Shares	Description	Value ($)
	Insurance — continued
2,630	Chubb Ltd.	890,518
5,894	Hartford Insurance Group, Inc.	809,718
1,810	Lincoln National Corp.	77,088
5,372	MetLife, Inc.	511,253
8,128	Progressive Corp.	1,772,554
2,208	Prudential Financial, Inc.	259,661
1,744	Travelers Cos., Inc.	638,182
891	Unum Group	83,059
	Total Insurance	7,612,294
	Materials — 1.4%
1,204	CF Industries Holdings, Inc.	156,556
2,074	Commercial Metals Co.	139,933
4,095	CRH PLC	386,117
3,575	Eastman Chemical Co.	258,973
1,640	Nucor Corp.	409,410
1,528	PPG Industries, Inc.	171,396
	Total Materials	1,522,385
	Media & Entertainment — 6.6%
2,180	Fox Corp. – Class B	131,279
10,403	Match Group, Inc.	422,882
10,008	Meta Platforms, Inc. – Class A	5,727,979
6,869	Walt Disney Co.	738,761
	Total Media & Entertainment	7,020,901
	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
33,047	Bristol-Myers Squibb Co.	2,207,870
679	Gilead Sciences, Inc.	99,365
839	Incyte Corp. *	103,382
8,091	Johnson & Johnson	2,150,992
22,733	Merck & Co., Inc.	3,359,028
90,575	Pfizer, Inc.	2,577,765
2,256	Regeneron Pharmaceuticals, Inc.	1,802,724
	Total Pharmaceuticals, Biotechnology & Life Sciences	12,301,126
	Real Estate Management & Development — 0.1%
1,032	CBRE Group, Inc. – Class A *	150,476
	Semiconductors & Semiconductor Equipment — 2.2%
606	NXP Semiconductors NV	136,132
12,415	QUALCOMM, Inc.	2,116,509
2,243	Skyworks Solutions, Inc.	150,303
	Total Semiconductors & Semiconductor Equipment	2,402,944
	Software & Services — 10.4%
8,370	Cognizant Technology Solutions Corp. – Class A	540,535
356	Gartner, Inc. *	70,527
See accompanying notes to the financial statements.

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Software & Services — continued
3,079	Gen Digital, Inc.	95,449
4,224	International Business Machines Corp.	987,867
503	Intuit, Inc.	180,728
15,556	Microsoft Corp.	7,891,403
903	Roper Technologies, Inc.	383,450
2,839	Salesforce, Inc.	731,156
2,935	Zoom Communications, Inc. *	283,756
	Total Software & Services	11,164,871
	Technology Hardware & Equipment — 1.6%
4,846	Avnet, Inc.	434,008
6,130	Hewlett Packard Enterprise Co.	320,231
16,865	HP, Inc.	506,287
923	NetApp, Inc.	171,023
1,222	TE Connectivity PLC	250,815
	Total Technology Hardware & Equipment	1,682,364
	Telecommunication Services — 4.6%
45,397	AT&T, Inc.	1,175,328
40,282	Comcast Corp. – Class A	1,072,307
54,461	Verizon Communications, Inc.	2,724,139
	Total Telecommunication Services	4,971,774
	Transportation — 1.7%
3,122	Delta Air Lines, Inc.	243,516
1,244	FedEx Corp.	407,286
11,050	United Parcel Service, Inc. – Class B	1,151,741
	Total Transportation	1,802,543
	Utilities — 0.1%
1,331	Edison International	71,847
	TOTAL COMMON STOCKS (COST $97,222,382)	106,098,427
	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
793,480	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	793,480
	TOTAL SHORT-TERM INVESTMENTS (COST $793,480)	793,480
	TOTAL INVESTMENTS — 99.8% (Cost $98,015,862)	106,891,907
	Other Assets and Liabilities (net) — 0.2%	161,022
	TOTAL NET ASSETS — 100.0%	$107,052,929

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO Ultra-Short Income ETF
Schedule of Investments
(showing percentage of total net assets)
August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 96.6%
	Asset-Backed Securities — 70.4%
	Collateralized Loan Obligations — 70.4%
150,000	37 Capital CLO 3 Ltd., Series 2023-1A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.75%, due 07/15/38	149,972
34,683	Apex Credit CLO Ltd., Series 2018-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.79%, due 04/25/31	34,681
165,758	Bain Capital Credit CLO Ltd., Series 2019-2A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.67%, due 10/17/32	165,758
1,357,895	Bain Capital Credit CLO Ltd., Series 2023-2A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.83%, due 07/18/38	1,360,249
1,031,314	Battalion CLO X Ltd., Series 2016-10A, A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.14%, 4.92%, due 01/24/35	1,031,615
786,431	Battalion CLO XV Ltd., Series 2020-15A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.73%, due 01/17/33	786,411
3,449	BlueMountain CLO XXII Ltd., Series 2018-22A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.10%, due 07/15/31	3,450
34,265	California Street CLO IX LP, Series 2012-9A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.16%, due 07/16/32	34,302
170,990	CarVal CLO III Ltd., Series 2019-2A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.72%, due 07/20/32	171,031
74,415	Dryden 40 Senior Loan Fund, Series 2015-40A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.89%, due 08/15/31	74,519
21,453	Dryden 55 CLO Ltd., Series 2018-55A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.04%, due 04/15/31	21,465
204,567	Dryden 72 CLO Ltd., Series 2019-72A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.84%, due 05/15/32	204,632
393,125	Elmwood CLO X Ltd., Series 2021-3A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.68%, due 07/20/38	393,110
565,930	Fortress Credit BSL X Ltd., Series 2021-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.83%, due 04/20/33	566,034
97,242	Greywolf CLO III Ltd., Series 2020-3RA, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.97%, due 04/22/33	97,311
1,274,984	Greywolf CLO IV Ltd., Series 2019-1A, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.24%, 4.99%, due 04/17/34	1,275,637
114,239	ICG U.S. CLO Ltd., Series 2015-2RA, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.78%, due 01/16/33	114,210
1,650,000	KKR Financial CLO Ltd., Series 2013-1A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.85%, 4.60%, due 10/15/38	1,647,537
Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
150,000	LCM 31 Ltd., Series 31A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.01%, due 07/20/34	150,055
784,698	LCM 37 Ltd., Series 37A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 4.81%, due 04/15/34	784,322
63,213	Madison Park Funding XIV Ltd., Series 2014-14A, AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.96%, 4.69%, due 10/22/30	63,204
554,167	Magnetite XXVI Ltd., Series 2020-26A, XR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.71%, due 01/25/38	555,048
641,977	Mountain View CLO LLC, Series 2016-1A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 4.62%, due 04/14/33	641,817
261,763	Northwoods Capital XIV-B Ltd., Series 2018-14BA, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 5.00%, due 11/13/31	261,717
87,684	OZLM XV Ltd., Series 2016-15A, A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.78%, due 04/20/33	87,642
1,500,000	Palmer Square CLO Ltd., Series 2021-4A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.75%, due 07/15/38	1,502,533
173,143	Regatta XX Funding Ltd., Series 2021-2A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.97%, 4.72%, due 01/15/38	173,139
260,745	Rockford Tower CLO Ltd., Series 2019-2A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.86%, due 08/20/32	260,868
96,747	Sound Point CLO II Ltd., Series 2013-1A, A2R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.71%, 5.52%, due 01/26/31	96,799
262,968	Sound Point CLO IX Ltd., Series 2015-2A, ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.47%, 5.20%, due 07/20/32	263,144
114,091	Sound Point CLO V-R Ltd., Series 2014-1RA, A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.14%, due 07/18/31	114,215
605,689	Sound Point CLO XXII Ltd., Series 2019-1A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.03%, 4.76%, due 01/20/32	605,658
28,177	Symphony CLO XX Ltd., Series 2018-20A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.89%, due 01/16/32	28,221
1,428,954	Symphony CLO XXIII Ltd., Series 2020-23A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.65%, due 01/15/34	1,429,307
446,343	THL Credit Wind River CLO Ltd., Series 2017-3A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.95%, due 04/15/35	446,439
284,514	Trinitas CLO XII Ltd., Series 2020-12A, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.86%, due 04/25/33	284,713
See accompanying notes to the financial statements.

GMO Ultra-Short Income ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2026 (Unaudited)
Par Value† / Shares	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
6,737	Venture 32 CLO Ltd., Series 2018-32A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.09%, due 07/18/31	6,742
1,087,245	Venture 38 CLO Ltd., Series 2019-38A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.84%, due 07/30/32	1,087,999
245,311	Venture XIX CLO Ltd., Series 2014-19A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.52%, 5.28%, due 01/15/32	245,842
796,409	Venture XV CLO Ltd., Series 2013-15A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.44%, 5.20%, due 07/15/32	796,968
631,154	Voya CLO Ltd., Series 2019-3A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.09%, due 10/17/32	631,784
166,667	Voya CLO Ltd., Series 2025-1A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.63%, due 04/20/38	166,719
2,469,041	Wellfleet CLO Ltd., Series 2020-1A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.74%, due 04/15/33	2,469,434
1,600,000	Wellfleet CLO Ltd., Series 2021-2A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.90%, due 07/15/34	1,600,848
	Total Collateralized Loan Obligations	22,887,101
	U.S. Government — 26.2%
148,000	Federal Home Loan Bank Discount Notes, 0.00, due 10/09/26	147,405
436,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 4.00%, due 10/31/27	436,832
638,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28	638,479
850,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	849,952
18,334	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	18,276
17,974	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	17,820
330,415	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/27	325,713
450,000	U.S. Treasury Notes, 1.87%, due 02/28/27	445,361
929,000	U.S. Treasury Notes, 3.62%, due 08/31/27	923,731
1,018,000	U.S. Treasury Notes, 3.50%, due 09/30/27	1,010,118
1,130,000	U.S. Treasury Notes, 3.37%, due 11/30/27	1,117,553
1,305,000	U.S. Treasury Notes, 3.87%, due 12/31/27	1,297,863
1,319,000	U.S. Treasury Notes, 3.50%, due 01/31/28	1,304,522
	Total U.S. Government	8,533,625
	TOTAL DEBT OBLIGATIONS (COST $31,462,624)	31,420,726

SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 0.2%
74,711	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.64% (a)	74,711

Shares	Description	Value ($)
	Repurchase Agreements — 3.0%
977,550	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/12/2026 to be returned on demand at face value plus an effective yield of 3.60%, collateralized by a U.S. Treasury Note, 4.00%, due 05/31/30 and a market value of $994,109. (b)	977,550
	TOTAL SHORT-TERM INVESTMENTS (COST $1,052,261)	1,052,261
	TOTAL INVESTMENTS— 99.8% (Cost $32,514,885)	32,472,987
	Other Assets and Liabilities (net) — 0.2%	55,991
	TOTAL NET ASSETS — 100.0%	$32,528,978

Notes to Schedule of Investments:
†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.
(b)	The repurchase agreement has an open maturity date and can be closed by either party on demand.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
See accompanying notes to the financial statements.

GMO ETF Trust
August 31, 2026 (Unaudited)

Portfolio and Currency Abbreviations:
144A – Securities exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
The rates shown on variable rate notes are the current interest rates at August 31, 2026, which are subject to change based on the terms of the security.
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — August 31, 2026 (Unaudited)

	Domestic Resilience ETF	Dynamic Allocation ETF	International Quality ETF
Assets:
Investments in affiliated issuers, at value (Notes 2 and 8)(a)	$—	$18,385,481	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	36,380,510	27,013,065	297,090,967
Foreign currency, at value (Note 2)(c)	—	—	11,411
Cash	2,185	—	—
Receivable for investments sold	—	—	5,976,021
Dividends and interest receivable	59,292	849	177,529
Dividend withholding tax receivable	—	—	8,739
Receivable for expenses reimbursed and/or waived by GMO (Note 3)	—	10,107	—
Total assets	36,441,987	45,409,502	303,264,667
Liabilities:
Payable for investments purchased	—	—	6,037,565
Accrued advisory fee (Note 3)	15,839	18,907	151,439
Total liabilities	15,839	18,907	6,189,004
Net assets	$36,426,148	$45,390,595	$297,075,663
Net assets consist of:
Paid in capital	$34,058,058	$42,831,841	$279,266,133
Distributable earnings (accumulated loss)	2,368,090	2,558,754	17,809,530
	$36,426,148	$45,390,595	$297,075,663
Net asset value, offering and redemption price per share	$30.36	$28.02	$27.76
Shares outstanding (unlimited authorized - no par value)	1,200,000	1,620,000	10,700,000
(a) Cost of investments – affiliated issuers:	$—	$16,441,455	$—
(b) Cost of investments – unaffiliated issuers:	$34,029,323	$26,512,127	$277,649,509
(c) Cost of foreign currency:	$—	$—	$11,357
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	International Value ETF	Power Infrastructure ETF	Systematic Investment Grade Credit ETF
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$689,693,456	$57,465,567	$23,756,077
Foreign currency, at value (Note 2)(b)	242,147	—	—
Cash	90,754	—	—
Receivable for investments sold	214	—	1,887,811
Dividends and interest receivable	1,500,201	96,511	356,668
Dividend withholding tax receivable	80,704	3,340	—
Total assets	691,607,476	57,565,418	26,000,556
Liabilities:
Payable for investments purchased	—	—	2,269,190
Accrued advisory fee (Note 3)	320,042	29,352	5,040
Distributions payable (Note 2)	—	—	95,000
Total liabilities	320,042	29,352	2,369,230
Net assets	$691,287,434	$57,536,066	$23,631,326
Net assets consist of:
Paid in capital	$617,022,724	$57,244,661	$24,421,523
Distributable earnings (accumulated loss)	74,264,710	291,405	(790,197)
	$691,287,434	$57,536,066	$23,631,326
Net asset value, offering and redemption price per share	$41.27	$24.80	$24.88
Shares outstanding (unlimited authorized - no par value)	16,750,000	2,320,000	950,000
(a) Cost of investments – unaffiliated issuers:	$619,915,140	$57,321,444	$24,292,414
(b) Cost of foreign currency:	$242,217	$—	$—
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	U.S. Quality ETF	U.S. Value ETF	Ultra-Short Income ETF
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$5,177,702,022	$106,891,907	$32,472,987
Receivable for Fund shares sold	1,721,272	—	—
Dividends and interest receivable	3,067,712	205,852	181,582
Total assets	5,182,491,006	107,097,759	32,654,569
Liabilities:
Payable for investments purchased	1,713,078	—	—
Accrued advisory fee (Note 3)	2,159,058	44,830	5,536
Distributions payable (Note 2)	—	—	120,055
Total liabilities	3,872,136	44,830	125,591
Net assets	$5,178,618,870	$107,052,929	$32,528,978
Net assets consist of:
Paid in capital	$4,503,694,766	$99,263,336	$32,569,622
Distributable earnings (accumulated loss)	674,924,104	7,789,593	(40,644)
	$5,178,618,870	$107,052,929	$32,528,978
Net asset value, offering and redemption price per share	$43.03	$32.64	$50.04
Shares outstanding (unlimited authorized - no par value)	120,344,000	3,280,000	650,000
(a) Cost of investments – unaffiliated issuers:	$4,448,867,459	$98,015,862	$32,514,885
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Operations —Six Months Ended August 31, 2026 (Unaudited)

	Domestic Resilience ETF	Dynamic Allocation ETF	International Quality ETF
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$222,216	$407,556	$3,650,906
Dividends from affiliated issuers (Note 8)	—	73,089	—
Other income	—	—	31
Total investment income	222,216	480,645	3,650,937
Expenses:
Advisory fee (Note 3)	92,630	97,360	858,539
Total expenses	92,630	97,360	858,539
Indirectly incurred management fees waived or borne by GMO (Note 3)	—	(51,394)	—
Net expenses	92,630	45,966	858,539
Net investment income (loss)	129,586	434,679	2,792,398
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Note 2)	(10,096)	(333,940)	(4,020,181)
Investments in affiliated issuers	—	211,602	—
In-kind redemptions	3,695,677	390,456	592,488
Foreign currency and foreign currency related transactions	—	—	(8,601)
Net realized gain (loss)	3,685,581	268,118	(3,436,294)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Note 2)	(2,823,254)	(437,532)	(1,787,318)
Investments in affiliated issuers	—	1,067,197	—
Foreign currency and foreign currency related transactions	—	—	(1,569)
Net change in unrealized appreciation (depreciation)	(2,823,254)	629,665	(1,788,887)
Net realized and unrealized gain (loss)	862,327	897,783	(5,225,181)
Net increase (decrease) in net assets resulting from operations	$991,913	$1,332,462	$(2,432,783)
(a)Withholding tax:	$975	$—	$757,143

See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Operations —Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	International Value ETF	Power Infrastructure ETF*	Systematic Investment Grade Credit ETF
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$11,060,739	$156,976	$4,324
Interest	—	—	666,368
Other income	844	—	1,463
Total investment income	11,061,583	156,976	672,155
Expenses:
Advisory fee (Note 3)	1,450,974	40,116	32,949
Total expenses	1,450,974	40,116	32,949
Net investment income (loss)	9,610,609	116,860	639,206
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Note 2)	(1,962,419)	36,074	(279,089)
In-kind redemptions	38,686,397	—	(54,110)
Foreign currency and foreign currency related transactions	(75,816)	(5,700)	—
Net realized gain (loss)	36,648,162	30,374	(333,199)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Note 2)	(68,221)	144,123	(666,963)
Foreign currency and foreign currency related transactions	3,603	48	—
Net change in unrealized appreciation (depreciation)	(64,618)	144,171	(666,963)
Net realized and unrealized gain (loss)	36,583,544	174,545	(1,000,162)
Net increase (decrease) in net assets resulting from operations	$46,194,153	$291,405	$(360,956)
(a)Withholding tax:	$1,653,658	$5,709	$—

*	Period from July 14, 2026 (commencement of operations) through August 31, 2026.
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Operations —Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	U.S. Quality ETF	U.S. Value ETF	Ultra-Short Income ETF
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$25,361,551	$1,117,898	$7,281
Interest	—	—	633,685
Other income	—	—	23,788
Total investment income	25,361,551	1,117,898	664,754
Expenses:
Advisory fee (Note 3)	10,985,705	228,165	28,733
Total expenses	10,985,705	228,165	28,733
Net investment income (loss)	14,375,846	889,733	636,021
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Note 2)	(39,979,971)	50,146	(23,386)
In-kind redemptions	108,991,510	7,487,590	—
Net realized gain (loss)	69,011,539	7,537,736	(23,386)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Note 2)	418,204,654	2,871,409	(43,406)
Net realized and unrealized gain (loss)	487,216,193	10,409,145	(66,792)
Net increase (decrease) in net assets resulting from operations	$501,592,039	$11,298,878	$569,229
(a)Withholding tax:	$—	$299	$—

See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets

	Domestic Resilience ETF		Dynamic Allocation ETF
	Six Month Ended August 31, 2026 (Unaudited)	Period from September 30, 2025 (commencement of operations) through February 28, 2026	Six Month Ended August 31, 2026 (Unaudited)	Period from October 13, 2025 (commencement of operations) through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$129,586	$89,705	$434,679	$186,367
Net realized gain (loss)	3,685,581	239,947	268,118	(13,389)
Change in net unrealized appreciation (depreciation)	(2,823,254)	5,174,441	629,665	1,815,299
Net increase (decrease) in net assets from operations	991,913	5,504,093	1,332,462	1,988,277
Distributions to shareholders	(127,089)	(65,090)	(200,067)	(172,008)
Capital share transactions:
Subscriptions	10,658,769	35,153,181	14,450,923	33,380,320
Redemptions	(14,403,169)	(1,286,460)	(5,389,312)	—
Increase (decrease) in net assets from capital transactions	(3,744,400)	33,866,721	9,061,611	33,380,320
Total increase (decrease) in net assets	(2,879,576)	39,305,724	10,194,006	35,196,589
Net assets:
Beginning of period	39,305,724	—	35,196,589	—
End of period	$36,426,148	$39,305,724	$45,390,595	$35,196,589
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	International Quality ETF		International Value ETF
	Six Month Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Six Month Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,792,398	$388,776	$9,610,609	$2,446,914
Net realized gain (loss)	(3,436,294)	1,920,391	36,648,162	16,741,385
Change in net unrealized appreciation (depreciation)	(1,788,887)	18,736,443	(64,618)	56,942,247
Net increase (decrease) in net assets from operations	(2,432,783)	21,045,610	46,194,153	76,130,546
Distributions to shareholders	(266,600)	(629,950)	(1,844,640)	(5,768,340)
Capital share transactions:
Subscriptions	14,970,155	215,884,485	333,318,130	281,564,840
Redemptions	(2,662,870)	(5,278,850)	(135,145,515)	(66,215,610)
Increase (decrease) in net assets from capital transactions	12,307,285	210,605,635	198,172,615	215,349,230
Total increase (decrease) in net assets	9,607,902	231,021,295	242,522,128	285,711,436
Net assets:
Beginning of period	287,467,761	56,446,466	448,765,306	163,053,870
End of period	$297,075,663	$287,467,761	$691,287,434	$448,765,306
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	Power Infrastructure ETF	Systematic Investment Grade Credit ETF
	Period from July 14, 2026 (commencement of operations) through August 31, 2026 (Unaudited)	Six Month Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$116,860	$639,206	$471,092
Net realized gain (loss)	30,374	(333,199)	124,118
Change in net unrealized appreciation (depreciation)	144,171	(666,963)	23,348
Net increase (decrease) in net assets from operations	291,405	(360,956)	618,558
Distributions to shareholders	—	(717,155)	(442,160)
Capital share transactions:
Subscriptions	57,244,661	3,795,425	21,985,375
Redemptions	—	(3,759,240)	(3,869,325)
Increase (decrease) in net assets from capital transactions	57,244,661	36,185	18,116,050
Total increase (decrease) in net assets	57,536,066	(1,041,926)	18,292,448
Net assets:
Beginning of period	—	24,673,252	6,380,804
End of period	$57,536,066	$23,631,326	$24,673,252
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	U.S. Quality ETF		U.S. Value ETF
	Six Month Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Six Month Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,375,846	$14,331,370	$889,733	$939,619
Net realized gain (loss)	69,011,539	183,590,076	7,537,736	3,448,909
Change in net unrealized appreciation (depreciation)	418,204,654	136,909,614	2,871,409	5,694,227
Net increase (decrease) in net assets from operations	501,592,039	334,831,060	11,298,878	10,082,755
Distributions to shareholders	(14,509,982)	(16,215,144)	(863,232)	(960,252)
Capital share transactions:
Subscriptions	1,542,922,090	1,557,147,863	45,836,028	44,003,868
Redemptions	(315,059,602)	(422,363,759)	(29,953,224)	(24,938,956)
Increase (decrease) in net assets from capital transactions	1,227,862,488	1,134,784,104	15,882,804	19,064,912
Total increase (decrease) in net assets	1,714,944,545	1,453,400,020	26,318,450	28,187,415
Net assets:
Beginning of period	3,463,674,325	2,010,274,305	80,734,479	52,547,064
End of period	$5,178,618,870	$3,463,674,325	$107,052,929	$80,734,479
See accompanying notes to the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	Ultra-Short Income ETF
	Six Month Ended August 31, 2026 (Unaudited)	Period from October 27, 2025 (commencement of operations) through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$636,021	$124,694
Net realized gain (loss)	(23,386)	(2,248)
Change in net unrealized appreciation (depreciation)	(43,406)	1,508
Net increase (decrease) in net assets from operations	569,229	123,954
Distributions to shareholders	(653,197)	(78,280)
Capital share transactions:
Subscriptions	28,812,881	13,136,066
Redemptions	(9,381,675)	—
Increase (decrease) in net assets from capital transactions	19,431,206	13,136,066
Total increase (decrease) in net assets	19,347,238	13,181,740
Net assets:
Beginning of period	13,181,740	—
End of period	$32,528,978	$13,181,740
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

Domestic Resilience ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from September 30, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$29.78	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.11	0.09
Net realized & unrealized gain (loss)	0.57	4.75
Total from investment operations	0.68	4.84
Less distributions to shareholders:
From net investment income	(0.10)	(0.06)
Total distributions	(0.10)	(0.06)
Net asset value, end of period	$30.36	$29.78
Total return on net asset value(a) **	2.30%	19.37%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$36,426	$39,306
Net operating expenses to average daily net assets*	0.50%	0.50%
Net investment income (loss) to average daily net assets*	0.70%	0.79%
Portfolio turnover rate(b) **	1%	0%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

Dynamic Allocation ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from October 13, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$27.28	$24.84
Income (loss) from investment operations:
Net investment income (loss)†	0.31	0.28
Net realized & unrealized gain (loss)	0.57	2.40
Total from investment operations	0.88	2.68
Less distributions to shareholders:
From net investment income	(0.14)	(0.24)
Total distributions	(0.14)	(0.24)
Net asset value, end of period	$28.02	$27.28
Total return on net asset value(a) **	3.20%	10.85%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$45,391	$35,197
Net operating expenses to average daily net assets(b) *	0.24%	0.22%
Net investment income (loss) to average daily net assets*	2.23%	2.91%
Portfolio turnover rate(c) **	20%	8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d) *	0.26%	0.28%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

International Quality ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$28.05	$25.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.26	0.07	0.34
Net realized & unrealized gain (loss)	(0.53)	2.46	0.36
Total from investment operations	(0.27)	2.53	0.70
Less distributions to shareholders:
From net investment income	(0.02)	(0.14)	(0.04)
Total distributions	(0.02)	(0.14)	(0.04)
Net asset value, end of period	$27.76	$28.05	$25.66
Total return on net asset value(a) **	(0.91)%	9.89%	2.82%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$297,076	$287,468	$56,446
Net operating expenses to average daily net assets*	0.60%	0.60%	0.60%
Net investment income (loss) to average daily net assets*	1.95%	0.42%	2.08%
Portfolio turnover rate(c) **	13%	5%	9%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	The NAV return is based on the start of day values on October 29, 2024.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

International Value ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$38.03	$29.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.76	0.36	1.00
Net realized & unrealized gain (loss)	2.63	9.47	3.25
Total from investment operations	3.39	9.83	4.25
Less distributions to shareholders:
From net investment income	(0.15)	(0.92)	(0.13)
Total distributions	(0.15)	(0.92)	(0.13)
Net asset value, end of period	$41.27	$38.03	$29.12
Total return on net asset value(a) **	8.96%	34.40%	17.09%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$691,287	$448,765	$163,054
Net operating expenses to average daily net assets*	0.60%	0.60%	0.60%
Net investment income (loss) to average daily net assets*	3.97%	1.65%	5.66%
Portfolio turnover rate(c) **	9%	4%	25%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	The NAV return is based on the start of day values on October 29, 2024.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout the period)

Power Infrastructure ETF
Period from July 14, 2026 (commencement of operations) through August 31, 2026 (Unaudited)
Net asset value, beginning of period	$25.11
Income (loss) from investment operations:
Net investment income (loss)†	0.05
Net realized & unrealized gain (loss)	(0.36)
Total from investment operations	(0.31)
Net asset value, end of period	$24.80
Total return on net asset value(a) **	(1.24)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$57,536
Net operating expenses to average daily net assets*	0.60%
Net investment income (loss) to average daily net assets*	1.75%
Portfolio turnover rate(b) **	5%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

Systematic Investment Grade Credit ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Period from June 4, 2025 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.97	$25.52	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.62	0.82	0.10
Net realized & unrealized gain (loss)	(1.01)	0.43	0.42
Total from investment operations	(0.39)	1.25	0.52
Less distributions to shareholders:
From net investment income	(0.70)	(0.73)	—
From net realized gains	—	(0.07)	—
Total distributions	(0.70)	(0.80)	—
Net asset value, end of period	$24.88	$25.97	$25.52
Total return on net asset value(a) **	(1.52)%	4.97%	2.09%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$23,631	$24,673	$6,381
Net operating expenses to average daily net assets*	0.25%	0.25%	0.25%
Net investment income (loss) to average daily net assets*	4.85%	4.81%	5.31%
Portfolio turnover rate(c) **	65%	65%	— %

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	The NAV return is based on the start of day values on June 4, 2025.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

U.S. Quality ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Year Ended June 30, 2025	Period from November 14, 2023 (commencement of operations) through June 30, 2024
Net asset value, beginning of period	$38.75	$34.25	$31.01	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.13	0.19	0.30	0.19
Net realized & unrealized gain (loss)	4.29	4.54	3.14	5.96
Total from investment operations	4.42	4.73	3.44	6.15
Less distributions to shareholders:
From net investment income	(0.14)	(0.23)	(0.20)	(0.14)
Total distributions	(0.14)	(0.23)	(0.20)	(0.14)
Net asset value, end of period	$43.03	$38.75	$34.25	$31.01
Total return on net asset value(a)	11.45%**	13.85%**	11.16%	24.62%(b) **
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,178,619	$3,463,674	$2,010,274	$830,803
Net operating expenses to average daily net assets	0.50%*	0.50%*	0.50%	0.50%*
Net investment income (loss) to average daily net assets	0.65%*	0.79%*	0.93%	1.01%*
Portfolio turnover rate(c)	11%**	4%**	15%	7%**

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	The NAV return is based on the start of day values on November 14, 2023.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

U.S. Value ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$29.25	$25.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.30	0.42	0.40
Net realized & unrealized gain (loss)	3.39	4.01	0.04
Total from investment operations	3.69	4.43	0.44
Less distributions to shareholders:
From net investment income	(0.30)	(0.44)	(0.18)
Total distributions	(0.30)	(0.44)	(0.18)
Net asset value, end of period	$32.64	$29.25	$25.26
Total return on net asset value(a) **	12.73%	17.72%	1.78%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$107,053	$80,734	$52,547
Net operating expenses to average daily net assets*	0.50%	0.50%	0.50%
Net investment income (loss) to average daily net assets*	1.95%	2.34%	2.48%
Portfolio turnover rate(c) **	19%	22%	53%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	The NAV return is based on the start of day values on October 29, 2024.
(c)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

Ultra-Short Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period from October 27, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$50.22	$50.00
Income (loss) from investment operations:
Net investment income (loss)†	1.11	0.78
Net realized & unrealized gain (loss)	(0.14)	(0.03)
Total from investment operations	0.97	0.75
Less distributions to shareholders:
From net investment income	(1.15)	(0.53)
Total distributions	(1.15)	(0.53)
Net asset value, end of period	$50.04	$50.22
Total return on net asset value(a) **	1.97%	1.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$32,529	$13,182
Net operating expenses to average daily net assets*	0.20%	0.20%
Net investment income (loss) to average daily net assets*	4.43%	4.64%
Portfolio turnover rate(b) **	87%	43%

(a)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(b)	Portfolio turnover rate excludes in-kind transactions, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
See accompanying notes to the financial statements.

GMO ETF Trust
Notes to Financial Statements
August 31, 2026 (Unaudited)

1.
Organization
Each of GMO Domestic Resilience ETF, GMO Dynamic Allocation ETF, GMO International Quality ETF, GMO International Value ETF, GMO Power Infrastructure ETF (commenced operations on July 14, 2026), GMO Systematic Investment Grade Credit ETF, GMO U.S. Quality ETF, GMO U.S. Value ETF and GMO Ultra-Short Income ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of GMO ETF Trust (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).
GMO Dynamic Allocation ETF may invest in other investment companies managed by GMO (including other series of GMO ETF Trust) and third parties (collectively, “underlying funds”).
Effective January 1, 2026 the fiscal year end of the Funds changed from June 30 to February 28/29. Accordingly, the Funds’ financial statements and related notes include information for the eight-month period ended February 28, 2026 of prior years, if applicable.
The following table provides information about the Funds' principal investment objectives and benchmark (if any):
Fund Name	Benchmark	Investment Objective
Domestic Resilience ETF	Not Applicable	Total return
Dynamic Allocation ETF	Not Applicable	Positive total return
International Quality ETF	Not Applicable	Total return
International Value ETF	Not Applicable	Total return
Power Infrastructure ETF	Not Applicable	Total return
Systematic Investment Grade Credit ETF	Bloomberg U.S. Corporate Index	Total return in excess of its benchmark
U.S. Quality ETF	Not Applicable	Total return
U.S. Value ETF	Not Applicable	Total return
Ultra-Short Income ETF	Not Applicable	Current income consistent with preservation of capital
2.
Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
The Funds’ policies are in conformity with U.S. GAAP and have been consistently followed by the Funds in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.
Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.
Exchange-traded securities for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Shares of underlying funds and open-end registered investment companies are valued at their most recent net asset value.
Typically, the Funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security).
The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value each Funds' investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.
The following is a summary of the respective levels assigned to the Funds' securities and derivatives, if any, as of August 31, 2026:
Description	Level 1	Level 2	Level 3	Total
Domestic Resilience ETF
Asset Valuation Inputs
Common Stocks	$36,224,651	$—	$—	$36,224,651
Short-Term Investments	155,859	—	—	155,859
Total Investments	36,380,510	—	—	36,380,510
Total	$36,380,510	$—	$—	$36,380,510

Dynamic Allocation ETF
Asset Valuation Inputs
Investment Funds	$45,114,449	$—	$—	$45,114,449
Short-Term Investments	284,097	—	—	284,097
Total Investments	45,398,546	—	—	45,398,546
Total	$45,398,546	$—	$—	$45,398,546

International Quality ETF
Asset Valuation Inputs
Common Stocks	$294,712,971	$—	$—	$294,712,971
Short-Term Investments	2,377,996	—	—	2,377,996
Total Investments	297,090,967	—	—	297,090,967
Total	$297,090,967	$—	$—	$297,090,967

International Value ETF
Asset Valuation Inputs
Common Stocks	$680,464,462	$—	$—	$680,464,462
Preferred Stocks	5,408,556	—	—	5,408,556

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Value ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$3,820,438	$—	$—	$3,820,438
Total Investments	689,693,456	—	—	689,693,456
Total	$689,693,456	$—	$—	$689,693,456

Power Infrastructure ETF
Asset Valuation Inputs
Common Stocks	$56,699,983	$—	$—	$56,699,983
Preferred Stocks	507,244	—	—	507,244
Short-Term Investments	258,340	—	—	258,340
Total Investments	57,465,567	—	—	57,465,567
Total	$57,465,567	$—	$—	$57,465,567

Systematic Investment Grade Credit ETF
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$23,184,295	$—	$23,184,295
TOTAL DEBT OBLIGATIONS	—	23,184,295	—	23,184,295
Short-Term Investments	571,782	—	—	571,782
Total Investments	571,782	23,184,295	—	23,756,077
Total	$571,782	$23,184,295	$—	$23,756,077

U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$5,155,746,980	$—	$—	$5,155,746,980
Short-Term Investments	21,955,042	—	—	21,955,042
Total Investments	5,177,702,022	—	—	5,177,702,022
Total	$5,177,702,022	$—	$—	$5,177,702,022

U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$106,098,427	$—	$—	$106,098,427
Short-Term Investments	793,480	—	—	793,480
Total Investments	106,891,907	—	—	106,891,907
Total	$106,891,907	$—	$—	$106,891,907

Ultra-Short Income ETF
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,887,101	$—	$22,887,101
U.S. Government	8,171,816	361,809	—	8,533,625
TOTAL DEBT OBLIGATIONS	8,171,816	23,248,910	—	31,420,726

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Ultra-Short Income ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$74,711	$977,550	$—	$1,052,261
Total Investments	8,246,527	24,226,460	—	32,472,987
Total	$8,246,527	$24,226,460	$—	$32,472,987
During the period from March 1, 2026 through August 31, 2026, there were no transfers into or out of Level 3 for the Funds.
Share Valuation
The net asset value (“NAV”) per share of each Fund is determined by dividing the value of the net assets of each of the Funds (i.e., the total value of a Fund's portfolio investments and other assets, less any liabilities) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.
Security Transactions and Investment Income
Security transactions are accounted for in the financial statements on trade date. Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.
Foreign Currency Translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Repurchase agreements
The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.
As of August 31, 2026, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Ultra-Short Income ETF	Daiwa Capital Markets America, Inc.	977,550	994,109	N/A*

*The repurchase agreement has an open maturity date and can be closed by either party on demand.
Dividends and Distributions
GMO Dynamic Allocation ETF, GMO International Quality ETF, GMO International Value ETF and GMO Power Infrastructure ETF pay out dividends from net investment income, if any, at least annually.  GMO Domestic Resilience ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF pay out dividends from net investment income, if any, quarterly.  GMO Systematic Investment Grade Credit ETF and GMO Ultra-Short Income ETF pay out dividends from its net investment income, if any, monthly.  Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but a fund may make distributions on a more frequent basis for a fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”).  Brokers may make available to their customers who own shares of each Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.
Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Federal Income and Foreign Tax Information
Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.
Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations.  As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to qualify and remit its tax liability, interest charges and related fees related to any recoveries (on behalf of its shareholders).

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount.  Taxes related to capital gains realized during the period ended August 31, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.
Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.
Distributions in excess of a Fund's tax basis earnings and profits, if significant, are reported in the Funds' financial statements as a return of capital.
As of February 28, 2026, certain Funds elected to defer to March 1, 2026 late-year ordinary losses and post-October capital losses. The Funds' loss deferrals are as follows:
Fund Name	Late-Year Ordinary Losses Deferral ($)	Post-October Capital Losses Deferral ($)
Domestic Resilience ETF	—	—
Dynamic Allocation ETF	—	—
International Quality ETF	—	—
International Value ETF	—	—
Power Infrastructure ETF	—	—
Systematic Investment Grade Credit ETF	—	(5,555)
U.S. Quality ETF	—	—
U.S. Value ETF	—	—
Ultra-Short Income ETF	—	—
As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:
Fund Name	Short-Term ($)	Long-Term ($)
Domestic Resilience ETF	(112)	—
Dynamic Allocation ETF	(13,389)	—
International Quality ETF	(147,636)	(28,595)
International Value ETF	(434,882)	(205,585)
Power Infrastructure ETF	—	—
Systematic Investment Grade Credit ETF	—	—
U.S. Quality ETF	(12,658,635)	(3,237,657)
U.S. Value ETF	(1,167,376)	(73,604)
Ultra-Short Income ETF	(2,259)	—

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

As of August 31, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:
Fund Name	Total Investments				Outstanding Financial Instruments
	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Domestic Resilience ETF	34,029,323	3,846,618	(1,495,431)	2,351,187	—
Dynamic Allocation ETF	42,954,066	2,876,502	(432,022)	2,444,480	—
International Quality ETF	277,651,695	28,016,652	(8,577,380)	19,439,272	—
International Value ETF	622,430,659	72,257,450	(4,994,653)	67,262,797	—
Power Infrastructure ETF	57,321,444	2,678,342	(2,534,219)	144,123	—
Systematic Investment Grade Credit ETF	24,292,414	893	(537,230)	(536,337)	—
U.S. Quality ETF	4,449,295,169	864,119,672	(135,712,819)	728,406,853	—
U.S. Value ETF	98,480,651	11,051,243	(2,639,987)	8,411,256	—
Ultra-Short Income ETF	32,517,894	2,521	(47,428)	(44,907)	—
The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.
Purchase and Sale of Fund Shares
Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to NAV. Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.
Indemnification
Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Segment Reporting
The Officers of the Funds act as the Funds' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.
The accounting policies of the segment are the same as those described in Note 2. Significant Accounting Policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.
3.
Investment Advisory Agreement and Other Services
Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds' average daily net assets set forth in the table below:
	Domestic Resilience ETF	Dynamic Allocation ETF	International Quality ETF	International Value ETF	Power Infrastructure ETF	Systematic Investment Grade Credit ETF	U.S. Quality ETF	U.S. Value ETF	Ultra-Short Income ETF
Advisory fee	0.50%	0.50%*	0.60%	0.60%	0.60%	0.25%	0.50%	0.50%	0.20%

*
GMO has contractually agreed to waive or reduce its management fee, through at least November 2, 2026, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in underlying funds.

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
GMO Dynamic Allocation ETF incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2026 the Fund had annualized indirect fees and expenses of 0.26% of the Fund’s average daily net assets.
The Funds have adopted a Plan of Distribution (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of a Fund's average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.
State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street maintains all necessary records of the Funds.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

4.
Organizational Expenses and Offering Costs
The Adviser (and not the Funds) has agreed to pay all of the Funds’ organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Funds are not reflected in the Funds’ Statements of Assets and Liabilities or Statements of Operations. The Funds are not obligated to repay any such organizational expenses or offering costs paid by the Adviser.
5.
Purchases and Sales of Securities
Cost of purchases and proceeds from sales of securities, excluding in-kind transactions and short-term securities, for the period ended August 31, 2026 are noted in the table below:
Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investment (Non-U.S. Government Securities)	U.S. Government Securities	Investment (Non-U.S. Government Securities)
Domestic Resilience ETF	—	8,551,618	—	302,999
Dynamic Allocation ETF	—	11,041,226	—	7,700,266
International Quality ETF	—	36,961,639	—	35,555,513
International Value ETF	—	179,392,279	—	43,366,754
Power Infrastructure ETF	—	5,064,265	—	2,115,403
Systematic Investment Grade Credit ETF	279,464	18,651,432	—	16,528,814
U.S. Quality ETF	—	636,426,931	—	491,267,986
U.S. Value ETF	—	45,812,697	—	17,019,481
Ultra-Short Income ETF	6,246,984	34,445,605	1,062,145	20,948,633
In-kind transactions associated with creations and redemptions, for the period ended August 31, 2026 are noted in the table below:
Fund Name	Creations ($)	Redemptions ($)
Domestic Resilience ETF	2,307,137	13,884,550
Dynamic Allocation ETF	11,074,082	5,265,963
International Quality ETF	14,846,639	2,615,231
International Value ETF	201,274,616	133,820,700
Power Infrastructure ETF	54,077,372	—
Systematic Investment Grade Credit ETF	1,261,872	3,584,377
U.S. Quality ETF	1,378,993,807	311,015,826
U.S. Value ETF	16,746,109	30,122,762
Ultra-Short Income ETF	—	—

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

6.
Principal Risks
The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.
	Domestic Resilience ETF	Dynamic Allocation ETF	International Quality ETF	International Value ETF	Power Infrastructure ETF	Systematic Investment Grade Credit ETF	U.S. Quality ETF	U.S. Value ETF	Ultra-Short Income ETF
Management and Operational Risk	●	●	●	●	●	●	●	●	●
Market Risk – Equities	●	●	●	●	●		●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●	●	●	●
Focused Investment Risk	●	●	●	●	●	●	●	●
ETF Risks	●	●	●	●	●	●	●	●	●
Smaller Company Risk	●	●	●	●	●	●		●
Illiquidity Risk	●	●		●	●	●		●
Non-U.S. Investment Risk		●	●	●	●	●
Market Risk - Fixed Income		●				●			●
Currency Risk		●	●	●	●
Credit Risk		●				●			●
Fund of Funds Risk		●	●		●		●
Counterparty Risk		●				●			●
Derivatives and Short Sales Risk		●				●
Value Investing Risk		●		●				●
Futures Contracts Risk		●				●
Commodities Risk		●			●
Market Risk - Asset-Backed Securities		●							●
Large Transactions Risk					●	●
Leveraging Risk		●				●
Non-Diversified Funds		●	●			●
Investing in an ETF involves many risks. The risks of investing in the Funds depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Statement of Additional Information includes more information about the Funds, their investments, and the related risks.
An investment in the Funds is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
• Management and Operational Risk. A Fund runs the risk that GMO's investment techniques will fail to produce intended results. For some Funds, GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements. In addition, GMO's models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

could adversely affect their predictive value. A Fund also runs the risk that GMO's assessment of an investment, including a security's fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
• Market Risk – Equities. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, a Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO's assessment proves to be incorrect or the market fails to recognize the equity's intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of a Fund's shares.
• Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund's investments.
• Focused Investment Risk. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
• ETF Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:
• Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
• Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because a Fund is an ETF, typically only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from a Fund. Retail investors cannot transact directly with a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value ("NAV") or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, a Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
• Trading Risk. Shares of a Fund may trade on the NYSE Arca, Inc. (the "Exchange") above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from a Fund's NAV. In addition, although a Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.
• Cash Transactions Risk. A Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, a Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause a Fund's shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund's NAV. In effecting creations and redemptions in exchange for cash, a Fund may incur certain costs, including brokerage costs in connection with investing cash received and may

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on a Fund which would have the effect of decreasing a Fund's NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
• National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund's shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund's underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund's NAV that may be greater than those experienced by other ETFs.
• Smaller Company Risk. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
• Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
• Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund's investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
• Market Risk – Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).
• Currency Risk. Fluctuations in exchange rates can adversely affect the market value of a Fund's foreign currency holdings and investments denominated in foreign currencies.
• Credit Risk. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.
Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund's investments and increase the volatility of a Fund's portfolio.
• Fund of Funds Risk. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, a Fund indirectly bears its pro rata portion of an underlying fund's fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
• Counterparty Risk. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by a Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return a Fund’s collateral or otherwise honor its obligations.
• Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the securities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
• Value Investing Risk. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO's assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.
• Futures Contracts Risk. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of a Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of a Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.
• Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund's shares to decline or fluctuate significantly in a rapid and unpredictable manner.
• Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.
• Large Transactions Risk. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy, a Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require a Fund to sell investments at disadvantageous prices, disrupt a Fund's operations, or force a Fund's liquidation.
• Leveraging Risk. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of a Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time a Fund liquidates assets to fund that redemption.
• Non-Diversified Funds. Each of GMO International Quality ETF and GMO Ultra-Short Income ETF is not a “diversified” investment company within the meaning of the 1940 Act. This means that the Fund is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on the Fund’s performance. In addition, Dynamic Allocation ETF may invest without limitation in GMO Funds that are not “diversified”.
7.
Capital Share Transactions
Each of the Funds shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual shares of the Funds may only be purchased and sold on the Exchange through a broker-dealer at market price. Because shares of the Funds trade at market prices rather than at NAV, shares of the Funds may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Funds issue their shares to and redeem their shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of the Funds' shares known as Creation Units. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and as needed, a specified amount of cash.
Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.
A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.
A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds' shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds' securities to the account of the Trust.

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:
	Six Months Ended August 31, 2026 (Unaudited)		Period Ended February 28, 2026
	Shares	Amount	Shares	Amount
Domestic Resilience ETF(a)
Shares sold	360,000	$10,658,769	1,370,000	$35,153,181
Shares repurchased	(480,000)	(14,403,169)	(50,000)	(1,286,460)
Net increase (decrease)	(120,000)	$(3,744,400)	1,320,000	$33,866,721

Dynamic Allocation ETF(b)
Shares sold	530,000	$14,450,923	1,290,000	$33,380,320
Shares repurchased	(200,000)	(5,389,312)	—	—
Net increase (decrease)	330,000	$9,061,611	1,290,000	$33,380,320

International Quality ETF (c)
Shares sold	550,000	$14,970,155	8,250,000	$215,884,485
Shares repurchased	(100,000)	(2,662,870)	(200,000)	(5,278,850)
Net increase (decrease)	450,000	$12,307,285	8,050,000	$210,605,635

International Value ETF (c)
Shares sold	8,500,000	$333,318,130	8,200,000	$281,564,840
Shares repurchased	(3,550,000)	(135,145,515)	(2,000,000)	(66,215,610)
Net increase (decrease)	4,950,000	$198,172,615	6,200,000	$215,349,230

Power Infrastructure ETF(d)
Shares sold	2,320,000	$57,244,661
Net increase (decrease)	2,320,000	$57,244,661

Systematic Investment Grade Credit ETF (c)
Shares sold	150,000	$3,795,425	850,000	$21,985,375
Shares repurchased	(150,000)	(3,759,240)	(150,000)	(3,869,325)
Net increase (decrease)	—	$36,185	700,000	$18,116,050

U.S. Quality ETF(c)
Shares sold	38,840,000	$1,542,922,090	42,070,000	$1,557,147,863
Shares repurchased	(7,890,000)	(315,059,602)	(11,370,000)	(422,363,759)
Net increase (decrease)	30,950,000	$1,227,862,488	30,700,000	$1,134,784,104

U.S. Value ETF (c)
Shares sold	1,520,000	$45,836,028	1,600,000	$44,003,868
Shares repurchased	(1,000,000)	(29,953,224)	(920,000)	(24,938,956)
Net increase (decrease)	520,000	$15,882,804	680,000	$19,064,912

GMO ETF Trust
Notes to Financial Statements — (Continued)
August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Period Ended February 28, 2026
	Shares	Amount	Shares	Amount
Ultra-Short Income ETF(e)
Shares sold	575,000	$28,812,881	262,500	$13,136,066
Shares repurchased	(187,500)	(9,381,675)	—	—
Net increase (decrease)	387,500	$19,431,206	262,500	$13,136,066

(a)	The period under the heading “Period Ended February 28, 2026” represents the period from September 30, 2025 (commencement of operations) through February 28, 2026.
(b)	The period under the heading “Period Ended February 28, 2026” represents the period from October 13, 2025 (commencement of operations) through February 28, 2026.
(c)	The period under the heading “Period Ended February 28, 2026” represents the period from July 1, 2025 through February 28, 2026.
(d)	The period under the heading "Six Months Ended August 31, 2026" represents the period from July 14, 2026 (commencement of operations) through August 31, 2026.
(e)	The period under the heading “Period Ended February 28, 2026” represents the period from October 27, 2025 (commencement of operations) through February 28, 2026.
8.
Investments in affiliated companies and other Funds of the Trust
An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO ETF Trust or other funds managed by GMO. A summary of the Funds' transactions involving companies that are or were affiliates during the period ended August 31, 2026 is set forth below:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Dynamic Allocation ETF
GMO Domestic Resilience ETF	$1,054,786	$340,938	$62,702	$4,073	$—	$9,419	$8,965	$1,351,406
GMO International Quality ETF	1,762,662	666,549	105,213	1,892	—	2,604	5,641	2,332,243
GMO International Value ETF	3,609,240	1,141,860	556,004	16,359	—	116,128	256,553	4,567,777
GMO Power Infrastructure ETF	—	885,422	—	—	—	—	(7,969)	877,453
GMO U.S. Quality ETF	3,357,426	1,322,064	459,664	13,112	—	24,638	409,034	4,653,498
GMO U.S. Value ETF	3,478,418	1,119,452	448,552	37,653	—	58,813	394,973	4,603,104
Totals	$13,262,532	$5,476,285	$1,632,135	$73,089	$—	$211,602	$1,067,197	$18,385,481

*
The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through August 31,
2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February
28, 2027.

9.
Subsequent events
Subsequent to August 31, 2026, GMO Ultra-Short Income ETF received redemption requests in the amount of $11,289,704.

GMO ETF Trust
Board Review of Investment Management Agreements
August 31, 2026 (Unaudited)

GMO International Quality ETF
Approval of renewal of investment advisory agreement for GMO International Quality ETF (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO ETF Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the investment advisory agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO Trust, the “GMO funds”).
Throughout the year the Trustees considered information relevant to the renewal of the Fund’s investment advisory agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.
At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.
Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.
The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.
The Trustees also considered the fees payable to GMO under the Fund’s investment advisory agreement. The Trustees reviewed information comparing the advisory fee payable by the Fund to the advisory fees of non-GMO funds in a peer group selected by a third-party data service.
The Trustees noted that the investment advisory fee is structured as a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.
The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.
The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s advisory fee did not have any breakpoints and GMO’s reasons for not including breakpoints.
The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

GMO ETF Trust
Board Review of Investment Management Agreements — (Continued)
August 31, 2026 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s investment advisory agreement and that the fee charged under that agreement was reasonable. In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s investment advisory agreement for another year.
GMO International Value ETF
Approval of renewal of investment advisory agreement for GMO International Value ETF (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO ETF Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the investment advisory agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO Trust, the “GMO funds”).
Throughout the year the Trustees considered information relevant to the renewal of the Fund’s investment advisory agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.
At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.
Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.
The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.
The Trustees also considered the fees payable to GMO under the Fund’s investment advisory agreement. The Trustees reviewed information comparing the advisory fee payable by the Fund to the advisory fees of non-GMO funds in a peer group selected by a third-party data service and to fees GMO received for providing management and other services to a mutual fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that mutual fund, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that mutual fund.
The Trustees noted that the investment advisory fee is structured as a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.
The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

GMO ETF Trust
Board Review of Investment Management Agreements — (Continued)
August 31, 2026 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s advisory fee did not have any breakpoints and GMO’s reasons for not including breakpoints.
The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.
After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s investment advisory agreement and that the fee charged under that agreement was reasonable. In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s investment advisory agreement for another year.
GMO Power Infrastructure ETF
Approval of initial management agreement for GMO Power Infrastructure ETF (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Trustees”) of GMO ETF Trust (the “Trust”) approved for an initial two-year term commencing upon its execution, the investment advisory agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial investment advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust and GMO Trust (collectively, the “GMO funds”).
At a meeting on June 25, 2026, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed investment advisory agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with representatives from GMO’s Focused Equity Team, GMO’s Product Development Team, and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.
Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds, including funds whose investments were managed by GMO’s Focused Equity Team, the investment division of GMO that would be managing the Fund’s investments.
The Trustees considered the fees to be paid to GMO under the Fund’s investment advisory agreement and the Fund’s estimated expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the advisory fees and expense ratios of other GMO funds managed by GMO’s Focused Equity Team using a substantially similar investment process. The Trustees noted that the investment advisory fee is structured as a “unitary fee,” meaning that the ETF will pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that GMO will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also considered the Fund’s estimated expense ratio as compared to the expense ratios of funds managed by other managers determined by GMO to have similar investment characteristics.
The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.
Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its overall profits from managing the other GMO funds. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that would be realized by GMO from its management of the Fund and the other GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

GMO ETF Trust
Board Review of Investment Management Agreements — (Continued)
August 31, 2026 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.
After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial investment advisory agreement, that the nature, extent, and quality of GMO’s services to be provided to the Fund supported their approval of the Fund’s investment advisory agreement and that the fee to be charged under that agreement was reasonable.
In the Trustees’ deliberations, each Trustee weighted specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial investment advisory agreement.
GMO Systematic Investment Grade Credit ETF
Approval of renewal of investment advisory agreement for GMO Systematic Investment Grade Credit ETF (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO ETF Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the investment advisory agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO Trust, the “GMO funds”).
Throughout the year the Trustees considered information relevant to the renewal of the Fund’s investment advisory agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.
At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.
Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.
The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.
The Trustees also considered the fees payable to GMO under the Fund’s investment advisory agreement. The Trustees reviewed information comparing the advisory fee payable by the Fund to the advisory fees of non-GMO funds in a peer group selected by a third-party data service.
The Trustees noted that the investment advisory fee is structured as a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

GMO ETF Trust
Board Review of Investment Management Agreements — (Continued)
August 31, 2026 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.
The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s advisory fee did not have any breakpoints and GMO’s reasons for not including breakpoints.
The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.
After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s investment advisory agreement and that the fee charged under that agreement was reasonable.
In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s investment advisory agreement for another year.
GMO U.S. Quality ETF
Approval of renewal of investment advisory agreement for GMO U.S. Quality ETF (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO ETF Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the investment advisory agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO Trust, the “GMO funds”).
Throughout the year the Trustees considered information relevant to the renewal of the Fund’s investment advisory agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.
At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.
Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.
The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.
The Trustees also considered the fees payable to GMO under the Fund’s investment advisory agreement. The Trustees reviewed information comparing the advisory fee payable by the Fund to the advisory fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to a mutual fund with an investment

GMO ETF Trust
Board Review of Investment Management Agreements — (Continued)
August 31, 2026 (Unaudited)

strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for other pooled investment vehicles and separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that mutual fund, to those other vehicles, and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that mutual fund and managing or sub-advising those other vehicles and those other accounts.
The Trustees noted that the investment advisory fee is structured as a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.
The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.
The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s advisory fee did not have any breakpoints and GMO’s reasons for not including breakpoints.
The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by a separately managed account with similar investment strategies and objectives advised by GMO.
After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s investment advisory agreement and that the fee charged under that agreement was reasonable.
In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s investment advisory agreement for another year.

Investment Adviser
Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street
Boston, MA 02109
Administrator, Transfer Agent and Custodian
State Street Bank & Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
101 Seaport Boulevard, Suite 500
Boston MA 02210
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GMO ETF Trust

By:	/s/ Tara Pari
Tara Pari
Principal Executive Officer

Date:	November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tara Pari
Tara Pari
Principal Executive Officer

Date:	November 5, 2026

By:	/s/ Betty Maganzini
Betty Maganzini
Principal Financial Officer

Date:	November 5, 2026